                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number    811-21261
                                                    -----------------------

                                 Rydex ETF Trust
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Carl Verboncoeur
                                 Rydex ETF Trust
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-301-296-5100
                                                          ------------------
                    Date of fiscal year end: October 31, 2004
                                            -----------------

                   Date of reporting period: October 31, 2004
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

THE RYDEX ETF TRUST

RYDEX S&P EQUAL
WEIGHT ETF
ANNUAL REPORT

OCTOBER 31, 2004


[RYDEXINVESTMENTS LOGO]
ESSENTIAL FOR MODERN MARKETS(TM)

ETF-ANN 1004

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

                                                                   ANNUAL REPORT

TABLE OF CONTENTS

LETTER FROM THE CEO                                                       2

MANAGER'S ANALYSIS                                                        4

FEES & EXPENSES                                                           6

PORTFOLIO SUMMARY                                                         7

SCHEDULE OF INVESTMENTS                                                   8

STATEMENT OF ASSETS AND LIABILITIES                                      18

FINANCIAL HIGHLIGHTS                                                     21

NOTES TO FINANCIAL STATEMENTS                                            22

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM'S REPORT                                                 27

SUPPLEMENTAL INFORMATION                                                 28

DEAR SHAREHOLDERS:

The U.S. economy reached a more mature phase of the business cycle from November 1, 2003 to October 31, 2004. This was marked by lower realized and forecasted gross domestic product (GDP) growth rates and reduced forecasts for future corporate earnings growth. The trade gap widened during the period, factory orders continued to slow and oil prices moved significantly higher. The Federal Reserve (Fed), observing these changes, raised the Fed Funds rate .75% during the period. Inflation, as measured both by the Consumer Price Index and Producer Price Index, rose during this time period. Overall equity markets, which showed strong gains in 2003 and the early months of 2004, were flat during the remainder of the period prior to the election.

There was good news, though. The unemployment rate declined, and housing starts continued to rise, although at a much slower pace.

During the middle of the year, political and economic uncertainty led investors to return to the relative safety of large-cap stocks. But large-cap fallouts had an impact on the broad market, including Merck & Co.'s recall of arthritis drug Vioxx due to concern that it could increase risk of strokes and heart problems; the effect of the recall on Pfizer, Inc., which produces two arthritis drugs - one of which has been shown to predispose certain heart bypass surgery patients to increased risks; and allegations of "bid rigging" and under-the-table payoffs at big insurance companies like American International Group (AIG) and Marsh & McLennan.

OUTPERFORMING THE CAP-WEIGHTED INDEX
Since inception (4/22/03), the annualized returns of Rydex S&P Equal Weight ETF
(RSP) - which tracks the S&P Equal Weight Index (SPXEW) - is 26.9% versus the annualized returns of S&P 500(R) Index's 17.3%. For the one-year reporting period, RSP returned 14.1% versus the S&P 500's 9.4%. RSP outperformed the cap-weighted index in eight out of 12 months. The SPXEW, the index on which the fund is based, returned 14.5% for the same period.

SPXEW differs from its well-known counterpart in that the SPXEW is equally-weighted versus the S&P 500, which is capitalization-weighted. That means that instead of several giants dominating the SPXEW, each stock-no matter what its market capitalization-represents an equal 0.2% position in the index. This may benefit shareholders by avoiding domination by a few stocks and providing more exposure to smaller stocks in the S&P 500. This may especially be the case in the event of large-cap fallouts like those mentioned above.

Over the long term, the SPXEW has outperformed the S&P 500. In fact, for the three- and five-year periods ending October 31, 2004, the SPXEW was up 11.5% and 7.0% respectively versus 3.9% and 2.2% for the predominantly large-cap S&P 500. Investors should note that both indices are unmanaged and not available for direct investment.

TURNOVER, PERFORMANCE AND CAPITAL GAINS
Due to the constant portfolio rebalancing required to meet the benchmark, Rydex S&P Equal Weight ETF will have significant turnover. Therefore, it will be very important to continue to monitor the impact of all transactions on potential capital gains to the shareholder. Despite the significant turnover and favorable returns, we were fortunate to be able to manage the portfolio without any capital gain distributions during the first full year under management.

We appreciate the trust you have placed in our firm by investing with us.

Sincerely,

/s/ Carl G. Verboncoeur

Carl G. Verboncoeur
Chief Executive Officer
Rydex Investments

MANAGER'S ANALYSIS

The U.S. economy reached a more mature phase of the business cycle from November 1, 2003 to October 31, 2004. Because of this, overall equity markets, which showed strong gains in 2003 and the early months of 2004, were flat during the remainder of the period prior to the election. This was due to political and economic uncertainty as investors started to return to the relative safety of large-cap stocks.

Over the one-year reporting period, broad based performance with strong performance in smaller companies has helped drive outperformance versus the S&P
500. During this reporting period, the Rydex S&P Equal Weight ETF (RSP) returned 14.1% versus the S&P 500's 9.4%. RSP outperformed the cap-weighted index in eight out of 12 months. The S&P Equal Weight Index (SPXEW), the index on which the fund is based, returned 14.5% for the same period.

[CHART]

         CUMULATIVE FUND PERFORMANCE: APRIL 24, 2003 - OCTOBER 31, 2004

             RYDEX S&P EQUAL   S&P EQUAL WEIGHT INDEX   S&P 500 TOTAL
             WEIGHT ETF        TOTAL RETURN INDEX       RETURN INDEX
 4/24/2003       $ 10,000.00              $ 10,000.00     $ 10,000.00
 4/25/2003       $  9,845.59              $  9,845.01     $  9,861.64
 4/28/2003       $ 10,040.58              $ 10,041.17     $ 10,038.84
 4/29/2003       $ 10,112.84              $ 10,113.44     $ 10,072.38
 4/30/2003       $ 10,113.83              $ 10,114.38     $ 10,063.32
  5/1/2003       $ 10,090.07              $ 10,091.72     $ 10,058.17
  5/2/2003       $ 10,280.11              $ 10,281.74     $ 10,209.54
  5/5/2003       $ 10,300.90              $ 10,303.04     $ 10,171.17
  5/6/2003       $ 10,397.90              $ 10,399.44     $ 10,257.24
  5/7/2003       $ 10,341.48              $ 10,343.12     $ 10,206.45
  5/8/2003       $ 10,240.52              $ 10,242.40     $ 10,104.04
  5/9/2003       $ 10,405.82              $ 10,408.41     $ 10,250.69
 5/12/2003       $ 10,566.17              $ 10,568.99     $ 10,379.50
 5/13/2003       $ 10,566.17              $ 10,569.29     $ 10,350.09
 5/14/2003       $ 10,565.18              $ 10,567.74     $ 10,319.80
 5/15/2003       $ 10,687.91              $ 10,691.34     $ 10,402.18
 5/16/2003       $ 10,723.55              $ 10,727.15     $ 10,377.31
 5/19/2003       $ 10,417.70              $ 10,420.74     $ 10,118.98
 5/20/2003       $ 10,402.85              $ 10,406.08     $ 10,107.51
 5/21/2003       $ 10,457.29              $ 10,461.12     $ 10,149.04
 5/22/2003       $ 10,582.01              $ 10,585.66     $ 10,241.93
 5/23/2003       $ 10,646.34              $ 10,650.58     $ 10,256.86
 5/27/2003       $ 10,878.95              $ 10,883.97     $ 10,457.58
 5/28/2003       $ 10,899.73              $ 10,905.24     $ 10,478.22
 5/29/2003       $ 10,882.91              $ 10,888.31     $ 10,439.67
 5/30/2003       $ 11,089.78              $ 11,095.75     $ 10,593.53
  6/2/2003       $ 11,146.19              $ 11,152.37     $ 10,631.40
  6/3/2003       $ 11,141.25              $ 11,147.82     $ 10,681.60
  6/4/2003       $ 11,363.95              $ 11,371.26     $ 10,846.10
  6/5/2003       $ 11,455.01              $ 11,461.88     $ 10,889.71
  6/6/2003       $ 11,410.47              $ 11,417.98     $ 10,864.14
  6/9/2003       $ 11,217.46              $ 11,224.52     $ 10,734.23
 6/10/2003       $ 11,309.51              $ 11,317.39     $ 10,832.41
 6/11/2003       $ 11,492.63              $ 11,501.17     $ 10,975.15
 6/12/2003       $ 11,522.32              $ 11,530.74     $ 10,986.98
 6/13/2003       $ 11,359.99              $ 11,367.74     $ 10,878.13
 6/16/2003       $ 11,593.59              $ 11,602.41     $ 11,121.96
 6/17/2003       $ 11,588.64              $ 11,596.93     $ 11,132.12
 6/18/2003       $ 11,576.76              $ 11,585.91     $ 11,115.64
 6/19/2003       $ 11,409.48              $ 11,417.85     $ 10,946.43
 6/20/2003       $ 11,390.68              $ 11,399.30     $ 10,957.47
 6/23/2003       $ 11,185.79              $ 11,194.72     $ 10,802.98
 6/24/2003       $ 11,199.64              $ 11,208.93     $ 10,822.90
 6/25/2003       $ 11,137.29              $ 11,145.96     $ 10,733.37
 6/26/2003       $ 11,260.02              $ 11,269.02     $ 10,853.09
 6/27/2003       $ 11,176.88              $ 11,185.89     $ 10,747.61
 6/30/2003       $ 11,168.96              $ 11,178.74     $ 10,728.67
  7/1/2003       $ 11,229.34              $ 11,239.44     $ 10,816.57
  7/2/2003       $ 11,374.84              $ 11,384.43     $ 10,942.84
  7/3/2003       $ 11,287.74              $ 11,298.19     $ 10,854.17
  7/7/2003       $ 11,504.50              $ 11,514.81     $ 11,060.50
  7/8/2003       $ 11,601.50              $ 11,612.92     $ 11,101.91
  7/9/2003       $ 11,573.79              $ 11,585.45     $ 11,040.97
 7/10/2003       $ 11,386.72              $ 11,397.90     $ 10,892.19
 7/11/2003       $ 11,474.81              $ 11,485.72     $ 10,996.77
 7/14/2003       $ 11,544.10              $ 11,555.21     $ 11,059.96
 7/15/2003       $ 11,471.84              $ 11,496.13     $ 11,022.06
 7/16/2003       $ 11,389.69              $ 11,398.58     $ 10,952.28
 7/17/2003       $ 11,232.31              $ 11,241.24     $ 10,817.22
 7/18/2003       $ 11,367.91              $ 11,377.01     $ 10,944.90
 7/21/2003       $ 11,218.45              $ 11,227.59     $ 10,785.00
 7/22/2003       $ 11,359.00              $ 11,367.95     $ 10,887.54
 7/23/2003       $ 11,361.97              $ 11,372.16     $ 10,893.27
 7/24/2003       $ 11,313.47              $ 11,323.40     $ 10,816.03
 7/25/2003       $ 11,498.56              $ 11,508.67     $ 11,004.39
 7/28/2003       $ 11,503.51              $ 11,514.57     $ 10,980.61
 7/29/2003       $ 11,427.30              $ 11,438.14     $ 10,902.43
 7/30/2003       $ 11,387.71              $ 11,398.38     $ 10,884.16
 7/31/2003       $ 11,456.99              $ 11,468.29     $ 10,917.83
  8/1/2003       $ 11,368.90              $ 11,380.23     $ 10,806.01
  8/4/2003       $ 11,363.95              $ 11,374.92     $ 10,835.47
  8/5/2003       $ 11,163.02              $ 11,173.81     $ 10,644.51
  8/6/2003       $ 11,158.07              $ 11,169.43     $ 10,664.23
  8/7/2003       $ 11,225.38              $ 11,236.38     $ 10,742.27
  8/8/2003       $ 11,261.01              $ 11,272.57     $ 10,780.63
 8/11/2003       $ 11,311.49              $ 11,323.30     $ 10,816.45
 8/12/2003       $ 11,440.17              $ 11,451.64     $ 10,924.23
 8/13/2003       $ 11,422.35              $ 11,433.90     $ 10,858.65
 8/14/2003       $ 11,518.36              $ 11,530.48     $ 10,930.21
 8/15/2003       $ 11,517.37              $ 11,530.61     $ 10,933.79
 8/18/2003       $ 11,656.93              $ 11,670.62     $ 11,034.45
 8/19/2003       $ 11,737.11              $ 11,751.01     $ 11,063.38
 8/20/2003       $ 11,749.98              $ 11,765.49     $ 11,041.76
 8/21/2003       $ 11,844.01              $ 11,859.49     $ 11,075.02
 8/22/2003       $ 11,714.34              $ 11,729.74     $ 10,962.29
 8/25/2003       $ 11,692.57              $ 11,707.88     $ 10,969.45
 8/26/2003       $ 11,728.20              $ 11,743.19     $ 11,002.94
 8/27/2003       $ 11,767.79              $ 11,783.72     $ 11,005.45
 8/28/2003       $ 11,873.70              $ 11,890.12     $ 11,072.58
 8/29/2003       $ 11,959.81              $ 11,976.45     $ 11,130.16
  9/2/2003       $ 12,124.12              $ 12,142.63     $ 11,285.34
  9/3/2003       $ 12,153.82              $ 12,173.62     $ 11,335.88
  9/4/2003       $ 12,158.76              $ 12,177.51     $ 11,355.06
  9/5/2003       $ 12,086.51              $ 12,105.23     $ 11,282.52
  9/8/2003       $ 12,215.18              $ 12,234.68     $ 11,396.55
  9/9/2003       $ 12,100.37              $ 12,119.04     $ 11,303.00
 9/10/2003       $ 11,893.50              $ 11,909.39     $ 11,168.72
 9/11/2003       $ 11,969.71              $ 11,988.09     $ 11,232.89
 9/12/2003       $ 12,009.30              $ 12,027.83     $ 11,257.40
 9/15/2003       $ 11,966.74              $ 11,986.02     $ 11,215.46
 9/16/2003       $ 12,145.90              $ 12,165.65     $ 11,375.92
 9/17/2003       $ 12,113.23              $ 12,132.98     $ 11,339.30
 9/18/2003       $ 12,263.68              $ 12,285.12     $ 11,489.79
 9/19/2003       $ 12,250.50              $ 12,271.67     $ 11,453.76
 9/22/2003       $ 12,090.34              $ 12,112.28     $ 11,304.75
 9/23/2003       $ 12,170.91              $ 12,192.90     $ 11,373.48
 9/24/2003       $ 11,948.09              $ 11,969.73     $ 11,156.32
 9/25/2003       $ 11,834.69              $ 11,856.73     $ 11,091.08
 9/26/2003       $ 11,731.23              $ 11,753.77     $ 11,022.12
 9/29/2003       $ 11,847.62              $ 11,870.50     $ 11,129.98
 9/30/2003       $ 11,751.13              $ 11,773.46     $ 11,012.53
 10/1/2003       $ 11,988.87              $ 12,011.74     $ 11,259.61
 10/2/2003       $ 12,035.63              $ 12,058.65     $ 11,283.43
 10/3/2003       $ 12,191.80              $ 12,214.84     $ 11,389.69
 10/6/2003       $ 12,257.46              $ 12,281.42     $ 11,439.48
 10/7/2003       $ 12,312.17              $ 12,340.84     $ 11,494.20
 10/8/2003       $ 12,277.35              $ 12,300.88     $ 11,437.88
 10/9/2003       $ 12,356.94              $ 12,381.18     $ 11,492.76
10/10/2003       $ 12,352.96              $ 12,377.26     $ 11,486.21
10/13/2003       $ 12,463.37              $ 12,488.49     $ 11,566.90
10/14/2003       $ 12,512.12              $ 12,537.52     $ 11,612.57
10/15/2003       $ 12,466.36              $ 12,490.96     $ 11,584.79
10/16/2003       $ 12,503.17              $ 12,528.73     $ 11,621.70
10/17/2003       $ 12,352.96              $ 12,378.49     $ 11,502.81
10/20/2003       $ 12,403.69              $ 12,429.02     $ 11,577.25
10/21/2003       $ 12,418.61              $ 12,444.31     $ 11,577.02
10/22/2003       $ 12,240.55              $ 12,265.87     $ 11,404.61
10/23/2003       $ 12,247.51              $ 12,272.98     $ 11,442.52
10/24/2003       $ 12,208.72              $ 12,234.86     $ 11,388.74
10/27/2003       $ 12,288.30              $ 12,314.90     $ 11,413.37
10/28/2003       $ 12,469.34              $ 12,495.97     $ 11,586.76
10/29/2003       $ 12,528.03              $ 12,555.11     $ 11,603.51
10/30/2003       $ 12,541.96              $ 12,569.51     $ 11,593.69
10/31/2003       $ 12,576.78              $ 12,604.75     $ 11,635.56
 11/3/2003       $ 12,697.14              $ 12,725.49     $ 11,727.58
 11/4/2003       $ 12,643.43              $ 12,672.01     $ 11,663.87
 11/5/2003       $ 12,645.42              $ 12,673.41     $ 11,650.17
 11/6/2003       $ 12,723.01              $ 12,752.02     $ 11,720.28
 11/7/2003       $ 12,708.09              $ 12,737.24     $ 11,669.05
11/10/2003       $ 12,590.70              $ 12,619.96     $ 11,602.37
11/11/2003       $ 12,577.77              $ 12,606.57     $ 11,596.36
11/12/2003       $ 12,748.87              $ 12,779.16     $ 11,733.52
11/13/2003       $ 12,770.76              $ 12,800.65     $ 11,732.07
11/14/2003       $ 12,648.40              $ 12,678.32     $ 11,644.84
11/17/2003       $ 12,526.05              $ 12,556.01     $ 11,570.48
11/18/2003       $ 12,399.71              $ 12,429.05     $ 11,465.81
11/19/2003       $ 12,472.33              $ 12,502.19     $ 11,558.60
11/20/2003       $ 12,384.79              $ 12,414.84     $ 11,461.55
11/21/2003       $ 12,442.48              $ 12,472.74     $ 11,480.20
11/24/2003       $ 12,676.25              $ 12,707.58     $ 11,666.54
11/25/2003       $ 12,748.87              $ 12,780.98     $ 11,687.85
11/26/2003       $ 12,827.46              $ 12,859.73     $ 11,740.45
11/28/2003       $ 12,842.38              $ 12,875.49     $ 11,738.10
 12/1/2003       $ 13,000.55              $ 13,034.87     $ 11,870.62
 12/2/2003       $ 12,950.81              $ 12,984.12     $ 11,831.94
 12/3/2003       $ 12,928.92              $ 12,962.37     $ 11,814.23
 12/4/2003       $ 12,953.79              $ 12,988.32     $ 11,870.38
 12/5/2003       $ 12,843.37              $ 12,877.27     $ 11,779.39
 12/8/2003       $ 12,933.90              $ 12,968.65     $ 11,866.52
 12/9/2003       $ 12,811.54              $ 12,845.92     $ 11,765.41
12/10/2003       $ 12,747.88              $ 12,781.55     $ 11,755.02
12/11/2003       $ 12,941.86              $ 12,976.74     $ 11,891.40
12/12/2003       $ 12,987.61              $ 13,022.86     $ 11,923.89
12/15/2003       $ 12,883.16              $ 12,918.23     $ 11,856.60
12/16/2003       $ 12,937.88              $ 12,973.89     $ 11,935.46
12/17/2003       $ 12,972.69              $ 13,008.53     $ 11,951.67
12/18/2003       $ 13,168.66              $ 13,206.13     $ 12,094.40
12/19/2003       $ 13,166.70              $ 13,204.76     $ 12,089.02
12/22/2003       $ 13,247.51              $ 13,286.15     $ 12,136.50
12/23/2003       $ 13,307.36              $ 13,345.73     $ 12,170.77
12/24/2003       $ 13,285.42              $ 13,324.25     $ 12,148.83
12/26/2003       $ 13,314.35              $ 13,353.90     $ 12,169.33
12/29/2003       $ 13,483.94              $ 13,524.18     $ 12,324.71
12/30/2003       $ 13,494.92              $ 13,534.88     $ 12,328.02
12/31/2003       $ 13,502.42              $ 13,542.99     $ 12,353.49
  1/2/2004       $ 13,450.03              $ 13,490.85     $ 12,316.29
  1/5/2004       $ 13,618.62              $ 13,659.90     $ 12,468.91
  1/6/2004       $ 13,642.57              $ 13,684.30     $ 12,485.68
  1/7/2004       $ 13,665.51              $ 13,707.12     $ 12,518.39
  1/8/2004       $ 13,766.27              $ 13,809.31     $ 12,580.99
  1/9/2004       $ 13,684.47              $ 13,727.49     $ 12,469.17
 1/12/2004       $ 13,753.30              $ 13,796.32     $ 12,529.29
 1/13/2004       $ 13,685.47              $ 13,728.54     $ 12,463.04
 1/14/2004       $ 13,816.15              $ 13,859.20     $ 12,566.80
 1/15/2004       $ 13,847.08              $ 13,891.29     $ 12,583.87
 1/16/2004       $ 13,977.77              $ 14,022.36     $ 12,670.35
 1/20/2004       $ 14,011.69              $ 14,057.12     $ 12,658.65
 1/21/2004       $ 14,085.51              $ 14,131.46     $ 12,757.92
 1/22/2004       $ 14,012.69              $ 14,058.28     $ 12,717.28
 1/23/2004       $ 13,978.77              $ 14,024.15     $ 12,690.83
 1/26/2004       $ 14,106.46              $ 14,148.44     $ 12,844.47
 1/27/2004       $ 13,987.75              $ 14,033.46     $ 12,718.63
 1/28/2004       $ 13,801.19              $ 13,847.28     $ 12,547.60
 1/29/2004       $ 13,812.16              $ 13,858.10     $ 12,613.44
 1/30/2004       $ 13,825.13              $ 13,871.75     $ 12,580.26
  2/2/2004       $ 13,853.07              $ 13,900.16     $ 12,626.38
  2/3/2004       $ 13,855.06              $ 13,901.83     $ 12,634.99
  2/4/2004       $ 13,694.44              $ 13,741.17     $ 12,531.24
  2/5/2004       $ 13,737.34              $ 13,784.32     $ 12,554.53
  2/6/2004       $ 13,955.82              $ 14,003.87     $ 12,712.78
  2/9/2004       $ 13,952.83              $ 14,000.91     $ 12,682.48
 2/10/2004       $ 14,032.64              $ 14,081.41     $ 12,746.35
 2/11/2004       $ 14,198.25              $ 14,247.85     $ 12,887.01
 2/12/2004       $ 14,147.37              $ 14,196.94     $ 12,825.28
 2/13/2004       $ 14,047.60              $ 14,097.34     $ 12,756.32
 2/17/2004       $ 14,210.22              $ 14,260.41     $ 12,887.04
 2/18/2004       $ 14,159.34              $ 14,210.23     $ 12,825.09
 2/19/2004       $ 14,084.52              $ 14,134.66     $ 12,772.68
 2/20/2004       $ 14,013.69              $ 14,064.10     $ 12,739.97
 2/23/2004       $ 13,918.91              $ 13,968.77     $ 12,705.60
 2/24/2004       $ 13,886.99              $ 13,937.50     $ 12,684.49
 2/25/2004       $ 13,972.78              $ 14,023.79     $ 12,737.11
 2/26/2004       $ 14,035.63              $ 14,086.75     $ 12,754.60
 2/27/2004       $ 14,099.43              $ 14,151.41     $ 12,755.10
  3/1/2004       $ 14,270.08              $ 14,323.32     $ 12,878.41
  3/2/2004       $ 14,200.24              $ 14,252.78     $ 12,802.16
  3/3/2004       $ 14,218.20              $ 14,271.31     $ 12,827.19
  3/4/2004       $ 14,277.06              $ 14,330.20     $ 12,870.27
  3/5/2004       $ 14,312.97              $ 14,367.71     $ 12,892.58
  3/8/2004       $ 14,175.30              $ 14,228.45     $ 12,785.84
  3/9/2004       $ 14,052.59              $ 14,106.02     $ 12,712.24
 3/10/2004       $ 13,821.14              $ 13,873.36     $ 12,527.43
 3/11/2004       $ 13,617.63              $ 13,668.16     $ 12,340.41
 3/12/2004       $ 13,825.13              $ 13,877.16     $ 12,494.20
 3/15/2004       $ 13,599.67              $ 13,650.67     $ 12,315.20
 3/16/2004       $ 13,659.53              $ 13,711.26     $ 12,384.63
 3/17/2004       $ 13,870.03              $ 13,923.08     $ 12,531.24
 3/18/2004       $ 13,844.09              $ 13,897.33     $ 12,515.40
 3/19/2004       $ 13,722.75              $ 13,777.05     $ 12,375.58
 3/22/2004       $ 13,526.26              $ 13,580.26     $ 12,215.42
 3/23/2004       $ 13,516.26              $ 13,570.14     $ 12,199.21
 3/24/2004       $ 13,479.26              $ 13,533.60     $ 12,170.13
 3/25/2004       $ 13,723.28              $ 13,778.54     $ 12,369.26
 3/26/2004       $ 13,721.28              $ 13,776.83     $ 12,356.70
 3/29/2004       $ 13,905.30              $ 13,961.11     $ 12,519.51
 3/30/2004       $ 13,981.30              $ 14,038.14     $ 12,570.36
 3/31/2004       $ 14,004.31              $ 14,060.99     $ 12,562.67
  4/1/2004       $ 14,079.31              $ 14,136.98     $ 12,629.24
  4/2/2004       $ 14,226.33              $ 14,284.94     $ 12,737.63
  4/5/2004       $ 14,321.34              $ 14,381.10     $ 12,835.34
  4/6/2004       $ 14,296.33              $ 14,355.43     $ 12,812.41
  4/7/2004       $ 14,219.33              $ 14,278.47     $ 12,727.98
  4/8/2004       $ 14,201.32              $ 14,261.42     $ 12,714.42
 4/12/2004       $ 14,256.33              $ 14,316.43     $ 12,780.36
 4/13/2004       $ 14,030.31              $ 14,089.57     $ 12,605.08
 4/14/2004       $ 13,987.30              $ 14,046.25     $ 12,591.25
 4/15/2004       $ 13,976.30              $ 14,036.06     $ 12,598.68
 4/16/2004       $ 14,061.31              $ 14,121.65     $ 12,663.14
 4/19/2004       $ 14,068.31              $ 14,128.65     $ 12,676.66
 4/20/2004       $ 13,858.29              $ 13,918.02     $ 12,479.51
 4/21/2004       $ 13,951.30              $ 14,033.75     $ 12,546.72
 4/22/2004       $ 14,203.32              $ 14,265.29     $ 12,724.09
 4/23/2004       $ 14,179.32              $ 14,241.25     $ 12,731.67
 4/26/2004       $ 14,096.31              $ 14,157.97     $ 12,675.14
 4/27/2004       $ 14,119.32              $ 14,180.89     $ 12,703.99
 4/28/2004       $ 13,907.30              $ 13,968.11     $ 12,530.52
 4/29/2004       $ 13,734.28              $ 13,794.62     $ 12,438.90
 4/30/2004       $ 13,647.27              $ 13,707.24     $ 12,365.45
  5/3/2004       $ 13,760.28              $ 13,820.96     $ 12,479.25
  5/4/2004       $ 13,793.29              $ 13,855.20     $ 12,502.39
  5/5/2004       $ 13,836.29              $ 13,925.38     $ 12,526.37
  5/6/2004       $ 13,706.28              $ 13,773.40     $ 12,443.40
  5/7/2004       $ 13,467.26              $ 13,527.94     $ 12,272.59
 5/10/2004       $ 13,283.24              $ 13,342.32     $ 12,143.72
 5/11/2004       $ 13,418.25              $ 13,478.22     $ 12,239.32
 5/12/2004       $ 13,423.25              $ 13,483.81     $ 12,263.76
 5/13/2004       $ 13,448.25              $ 13,509.33     $ 12,255.39
 5/14/2004       $ 13,440.25              $ 13,501.67     $ 12,248.30
 5/17/2004       $ 13,265.24              $ 13,328.55     $ 12,119.77
 5/18/2004       $ 13,387.25              $ 13,448.60     $ 12,202.80
 5/19/2004       $ 13,376.25              $ 13,437.07     $ 12,173.46
 5/20/2004       $ 13,352.25              $ 13,413.99     $ 12,179.31
 5/21/2004       $ 13,434.25              $ 13,496.16     $ 12,228.29
 5/24/2004       $ 13,510.26              $ 13,573.27     $ 12,249.07
 5/25/2004       $ 13,753.28              $ 13,817.54     $ 12,446.37
 5/26/2004       $ 13,797.29              $ 13,861.97     $ 12,469.35
 5/27/2004       $ 13,870.29              $ 13,936.47     $ 12,541.59
 5/28/2004       $ 13,897.30              $ 13,963.34     $ 12,535.12
  6/1/2004       $ 13,900.30              $ 13,967.06     $ 12,540.98
  6/2/2004       $ 13,943.30              $ 14,010.16     $ 12,587.41
  6/3/2004       $ 13,805.29              $ 13,871.57     $ 12,494.24
  6/4/2004       $ 13,892.30              $ 13,959.32     $ 12,560.09
  6/7/2004       $ 14,135.32              $ 14,204.34     $ 12,761.04
  6/8/2004       $ 14,156.32              $ 14,226.15     $ 12,781.82
  6/9/2004       $ 13,993.30              $ 14,062.18     $ 12,661.32
 6/10/2004       $ 14,056.31              $ 14,125.52     $ 12,719.48
 6/14/2004       $ 13,888.30              $ 13,956.87     $ 12,597.54
 6/15/2004       $ 14,013.31              $ 14,082.50     $ 12,673.04
 6/16/2004       $ 14,035.31              $ 14,104.98     $ 12,690.65
 6/17/2004       $ 14,021.31              $ 14,090.61     $ 12,673.81
 6/18/2004       $ 14,056.98              $ 14,126.93     $ 12,707.07
 6/21/2004       $ 14,015.87              $ 14,086.59     $ 12,654.32
 6/22/2004       $ 14,114.13              $ 14,185.21     $ 12,700.68
 6/23/2004       $ 14,269.54              $ 14,342.10     $ 12,808.76
 6/24/2004       $ 14,231.44              $ 14,303.25     $ 12,773.14
 6/25/2004       $ 14,248.49              $ 14,322.31     $ 12,703.57
 6/28/2004       $ 14,193.34              $ 14,266.11     $ 12,693.52
 6/29/2004       $ 14,232.44              $ 14,305.63     $ 12,725.72
 6/30/2004       $ 14,320.68              $ 14,394.50     $ 12,778.89
  7/1/2004       $ 14,127.17              $ 14,206.72     $ 12,647.21
  7/2/2004       $ 14,080.04              $ 14,153.06     $ 12,607.67
  7/6/2004       $ 13,921.63              $ 13,993.49     $ 12,504.94
  7/7/2004       $ 13,952.71              $ 14,025.49     $ 12,531.78
  7/8/2004       $ 13,791.28              $ 13,862.42     $ 12,429.20
  7/9/2004       $ 13,846.43              $ 13,919.21     $ 12,471.32
 7/12/2004       $ 13,843.42              $ 13,915.56     $ 12,488.92
 7/13/2004       $ 13,847.43              $ 13,920.62     $ 12,498.32
 7/14/2004       $ 13,807.33              $ 13,880.06     $ 12,457.62
 7/15/2004       $ 13,803.31              $ 13,875.74     $ 12,404.01
 7/16/2004       $ 13,718.09              $ 13,790.67     $ 12,344.90
 7/19/2004       $ 13,718.09              $ 13,791.27     $ 12,339.42
 7/20/2004       $ 13,835.40              $ 13,908.79     $ 12,426.42
 7/21/2004       $ 13,616.82              $ 13,689.30     $ 12,261.78
 7/22/2004       $ 13,609.81              $ 13,682.08     $ 12,295.19
 7/23/2004       $ 13,481.47              $ 13,554.21     $ 12,175.99
 7/26/2004       $ 13,405.27              $ 13,477.26     $ 12,152.17
 7/27/2004       $ 13,531.60              $ 13,604.60     $ 12,272.74
 7/28/2004       $ 13,532.60              $ 13,605.35     $ 12,281.65
 7/29/2004       $ 13,655.93              $ 13,729.49     $ 12,341.40
 7/30/2004       $ 13,687.01              $ 13,761.20     $ 12,355.94
  8/2/2004       $ 13,724.11              $ 13,799.16     $ 12,410.89
  8/3/2004       $ 13,592.76              $ 13,667.20     $ 12,333.25
  8/4/2004       $ 13,562.68              $ 13,637.20     $ 12,323.51
  8/5/2004       $ 13,338.09              $ 13,411.24     $ 12,122.86
  8/6/2004       $ 13,104.48              $ 13,172.33     $ 11,935.84
  8/9/2004       $ 13,134.56              $ 13,199.49     $ 11,950.23
 8/10/2004       $ 13,334.08              $ 13,400.89     $ 12,105.43
 8/11/2004       $ 13,272.92              $ 13,338.30     $ 12,075.59
 8/12/2004       $ 13,111.49              $ 13,173.15     $ 11,934.93
 8/13/2004       $ 13,110.49              $ 13,171.88     $ 11,953.96
 8/16/2004       $ 13,324.05              $ 13,389.80     $ 12,117.54
 8/17/2004       $ 13,367.17              $ 13,435.20     $ 12,145.17
 8/18/2004       $ 13,554.66              $ 13,630.20     $ 12,298.54
 8/19/2004       $ 13,494.50              $ 13,569.70     $ 12,254.78
 8/20/2004       $ 13,607.80              $ 13,684.02     $ 12,334.70
 8/23/2004       $ 13,564.69              $ 13,640.33     $ 12,305.85
 8/24/2004       $ 13,565.69              $ 13,639.73     $ 12,311.79
 8/25/2004       $ 13,679.99              $ 13,756.36     $ 12,410.97
 8/26/2004       $ 13,683.00              $ 13,757.62     $ 12,412.42
 8/27/2004       $ 13,714.08              $ 13,787.84     $ 12,444.01
 8/30/2004       $ 13,602.79              $ 13,671.29     $ 12,348.48
 8/31/2004       $ 13,665.95              $ 13,732.25     $ 12,405.95
  9/1/2004       $ 13,709.07              $ 13,776.83     $ 12,428.71
  9/2/2004       $ 13,821.36              $ 13,945.41     $ 12,568.15
  9/3/2004       $ 13,821.36              $ 13,889.96     $ 12,515.71
  9/7/2004       $ 13,924.63              $ 13,997.95     $ 12,602.48
  9/8/2004       $ 13,827.38              $ 13,903.28     $ 12,548.21
  9/9/2004       $ 13,885.53              $ 13,958.65     $ 12,572.04
 9/10/2004       $ 13,966.74              $ 14,041.27     $ 12,634.38
 9/13/2004       $ 14,024.90              $ 14,099.47     $ 12,659.19
 9/14/2004       $ 14,035.93              $ 14,111.30     $ 12,687.51
 9/15/2004       $ 13,931.65              $ 14,005.62     $ 12,598.30
 9/16/2004       $ 14,006.85              $ 14,081.91     $ 12,633.92
 9/17/2004       $ 14,062.90              $ 14,138.54     $ 12,690.78
 9/20/2004       $ 14,009.62              $ 14,085.63     $ 12,619.46
 9/21/2004       $ 14,116.17              $ 14,192.80     $ 12,699.46
 9/22/2004       $ 13,935.24              $ 14,011.72     $ 12,522.71
 9/23/2004       $ 13,882.98              $ 13,958.65     $ 12,466.76
 9/24/2004       $ 13,900.06              $ 13,976.00     $ 12,486.40
 9/27/2004       $ 13,792.51              $ 13,868.30     $ 12,412.34
 9/28/2004       $ 13,875.94              $ 13,952.85     $ 12,488.08
 9/29/2004       $ 13,938.26              $ 14,015.59     $ 12,542.65
 9/30/2004       $ 14,021.68              $ 14,099.40     $ 12,540.29
 10/1/2004       $ 14,242.82              $ 14,322.98     $ 12,730.67
 10/4/2004       $ 14,308.15              $ 14,388.84     $ 12,773.37
 10/5/2004       $ 14,278.00              $ 14,358.03     $ 12,765.68
 10/6/2004       $ 14,381.52              $ 14,462.45     $ 12,855.04
 10/7/2004       $ 14,236.78              $ 14,316.80     $ 12,727.55
 10/8/2004       $ 14,110.14              $ 14,189.97     $ 12,631.86
10/11/2004       $ 14,119.18              $ 14,199.65     $ 12,657.21
10/12/2004       $ 14,068.93              $ 14,149.26     $ 12,628.52
10/13/2004       $ 13,958.36              $ 14,037.17     $ 12,537.63
10/14/2004       $ 13,852.82              $ 13,931.86     $ 12,421.02
10/15/2004       $ 13,924.19              $ 14,003.61     $ 12,476.36
10/18/2004       $ 13,975.45              $ 14,055.26     $ 12,541.97
10/19/2004       $ 13,830.71              $ 13,909.90     $ 12,420.49
10/20/2004       $ 13,853.83              $ 13,933.20     $ 12,426.19
10/21/2004       $ 13,962.38              $ 14,042.61     $ 12,458.70
10/22/2004       $ 13,851.82              $ 13,931.79     $ 12,337.59
10/25/2004       $ 13,866.89              $ 13,947.12     $ 12,327.16
10/26/2004       $ 14,075.96              $ 14,157.97     $ 12,510.53
10/27/2004       $ 14,271.96              $ 14,355.80     $ 12,673.73
10/28/2004       $ 14,293.07              $ 14,377.46     $ 12,700.68
10/29/2004       $ 14,352.38              $ 14,437.37     $ 12,731.88

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2004

                                                        SINCE INCEPTION
                                             ONE YEAR        (04/24/03)
                                             --------   ---------------
  RYDEX S&P EQUAL WEIGHT ETF                    14.11%            26.88%
  S&P EQUAL WEIGHT TOTAL RETURN INDEX           14.54%            27.37%
  S&P 500 INDEX                                  9.42%            17.25%

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECT OF TAXES. INDEX RETURNS REPRESENT TOTAL RETURNS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P EQUAL WEIGHT TOTAL RETURN INDEX AND THE S&P 500 INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

TOP TEN HOLDINGS AS OF OCTOBER 31, 2004

              STOCK                 %
----------------------------------------
APPLE COMPUTER INC                0.28%
DELTA AIR LINES INC               0.27%
CITRIX SYSTMES INC                0.26%
TXU CORPORATION                   0.26%
ADVANCED MICRO DEVICES            0.26%
CIENA CORP                        0.25%
GATEWAY INC                       0.25%
BMC SOFTWARE INC                  0.24%
VERITAS SOFTWARE CO               0.24%
TERADYNE INC.                     0.24%

[CHART]

SECTOR ALLOCATION AS OF OCTOBER 31, 2004

Consumer Discretionary     16%
Information Technology     17%
Financials                 16%
Industrials                12%
Health Care                10%
Consumer Staples            7%
Utilities                   7%
Materials                   7%
Energy                      6%
Telecom                     2%

FEES AND EXPENSES

As a shareholder of the Rydex ETF Trust, you incur advisory fees and distribution fees. All other Trust expenses are paid by the advisor. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these cost with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six months ended October 31, 2004.

ACTUAL EXPENSES
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                 BEGINNING       ENDING         ANNUALIZED
                                   ACCOUNT      ACCOUNT      EXPENSE RATIO       EXPENSES PAID
                                     VALUE        VALUE       BASED ON THE          DURING THE
                                  05/01/04     10/31/04   SIX-MONTH PERIOD   SIX-MONTH PERIOD*
                                 ---------     --------   ----------------   -----------------
RYDEX S&P EQUAL WEIGHT ETF
  Actual                        $ 1,000.00   $ 1,051.70               0.40%             $ 2.06
  Hypothetical
   (5% return before expenses)  $ 1,000.00   $ 1,023.13               0.40%             $ 2.03

* EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO, WHICH REPRESENTS THE ONGOING EXPENSES AS A PERCENTAGE OF NET ASSETS FOR THE SIX-MONTHS ENDED 10/31/04. EXPENSES ARE CALCULATED BY MULTIPLYING THE ANNUALIZED EXPENSE RATIO BY THE AVERAGE ACCOUNT VALUE FOR THE PERIOD; THEN MULTIPLYING THE RESULT BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR; AND THEN DIVIDING THE RESULT BY THE NUMBER OF DAYS IN THE CALENDAR YEAR. EXPENSE RATIOS FOR THE MOST RECENT FISCAL HALF-YEAR MAY DIFFER FROM EXPENSE RATIOS BASED ON THE ONE-YEAR DATA IN THE FINANCIAL HIGHLIGHTS.

RYDEX S&P EQUAL WEIGHT ETF
PORTFOLIO SUMMARY                                               October 31, 2004

           INCEPTION DATE                         PORTFOLIO STATISTICS
           --------------                         --------------------
           4/24/03                                Net Assets ($million):$485.6

           SECTOR BREAKDOWN
           ----------------
0.7%       Advertising and Marketing Services
1.5%       Aerospace and Defense
0.2%       Agricultural
0.5%       Airlines
1.1%       Aluminum, Steel and Other Metals
2.1%       Automotive
5.4%       Banking and Finance
4.0%       Beverages, Food and Tobacco
0.7%       Biosciences
1.4%       Building and Building Products
0.8%       Business Equipment and Services
2.2%       Chemicals
1.6%       Communications, Media and Entertainment
2.1%       Computer Services
1.4%       Computers - Micro
3.9%       Computers - Software and Peripherals
0.4%       Conglomerates
1.5%       Consumer Goods and Services
0.8%       Containers and Packaging
0.8%       Data Processing Systems
0.2%       Education
6.3%       Electronic Equipment and Components
6.1%       Financial Services
0.9%       Forest and Paper Products
0.2%       Health and Medical Facilities
5.6%       Health Care Products and Services
0.6%       Homebuilders
0.8%       Hotels and Gaming
2.0%       Household and Personal Care Products
0.2%       Human Resources
4.1%       Insurance
1.2%       Machinery and Engineering
2.9%       Manufacturing
0.2%       Mining
0.7%       Networking Products
6.1%       Oil and Gas
2.8%       Pharmaceuticals
1.0%       Publishing
1.2%       Real Estate Investment Trusts
0.2%       Resorts and Entertainment
1.9%       Retail - Apparel and Shoes
1.2%       Retail - Department Stores
1.4%       Retail - Discount Stores
0.7%       Retail - Food Stores
0.8%       Retail - Restaurants
2.2%       Retail - Specialty Stores
0.6%       Retail and Wholesale Distribution
4.4%       Telecommunications
0.4%       Tire and Rubber
0.2%       Tobacco
1.2%       Tools and Instruments
1.5%       Transportation
0.4%       Travel Services
6.1%       Utilities - Gas and Electric
0.4%       Waste Management.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2004

                                                                                          MARKET
                                                                        SHARES             VALUE
------------------------------------------------------------------------------------------------
   COMMON STOCKS--99.8%
   ADVERTISING AND MARKETING SERVICES 0.7%
   Monster Worldwide,
    Inc.*                                                               39,953   $     1,120,682
   Omnicom Group, Inc.                                                  13,547         1,068,858
   The Interpublic Group of
    Cos., Inc.                                                          86,926         1,065,713
                                                                                 ---------------
TOTAL ADVERTISING AND
  MARKETING SERVICES                                                                   3,255,253
                                                                                 ---------------

   AEROSPACE AND DEFENSE 1.5%
   General Dynamics
    Corp.                                                                9,572           977,492
   Goodrich Corp.                                                       29,124           897,893
   Lockheed Martin Corp.                                                17,397           958,401
   Northrop Grumman
    Corp.                                                               17,883           925,445
   Raytheon Co.                                                         25,785           940,637
   Rockwell Collins, Inc.                                               25,733           912,750
   The Boeing Co.                                                       17,248           860,675
   United Technologies
    Corp.                                                                9,941           922,724
                                                                                 ---------------
TOTAL AEROSPACE AND DEFENSE                                                            7,396,017
                                                                                 ---------------

   AGRICULTURAL 0.2%
   Monsanto Co.                                                         26,851         1,147,880
                                                                                 ---------------
TOTAL AGRICULTURAL                                                                     1,147,880
                                                                                 ---------------

   AIRLINES 0.5%
   Delta Air Lines, Inc.*                                              240,139         1,308,757
   Southwest Airlines Co.                                               65,544         1,033,629
                                                                                 ---------------
TOTAL AIRLINES                                                                         2,342,386
                                                                                 ---------------

   ALUMINUM, STEEL AND OTHER METALS 1.1%
   Alcoa, Inc.                                                          31,025         1,008,312
   Allegheny Technologies,
    Inc.                                                                48,422           813,974
   Freeport-McMoRan
    Copper & Gold, Inc.,
    Class B                                                             25,554           925,566
   Nucor Corp.                                                          21,212           895,783
   Phelps Dodge Corp.                                                   11,435         1,001,020
   United States Steel Corp.                                            25,027           918,991
                                                                                 ---------------
TOTAL ALUMINUM, STEEL AND
  OTHER METALS                                                                         5,563,646
                                                                                 ---------------

   AUTOMOTIVE 2.1%
   AutoNation, Inc.*                                                    55,804   $       961,503
   AutoZone, Inc.*                                                      12,506         1,023,115
   Dana Corp.                                                           52,980           789,932
   Delphi Corp.                                                        104,499           878,837
   Ford Motor Co.                                                       66,874           871,368
   General Motors Corp.                                                 22,610           871,616
   Harley-Davidson, Inc.                                                15,740           906,152
   Johnson Controls, Inc.                                               16,965           972,943
   Navistar International
    Corp.*                                                              25,232           871,766
   PACCAR, Inc.                                                         14,639         1,014,628
   Visteon Corp.                                                       115,972           824,561
                                                                                 ---------------
TOTAL AUTOMOTIVE                                                                       9,986,421
                                                                                 ---------------

   BANKING AND FINANCE 5.4%
   AmSouth Bancorp.                                                     38,085         1,005,063
   Bank of America Corp.                                                21,293           953,713
   BB&T Corp.                                                           23,623           971,142
   Comerica, Inc.                                                       15,704           965,953
   Fifth Third Bancorp.                                                 19,125           940,759
   First Horizon National
    Corp.                                                               21,419           927,014
   Golden West Financial
    Corp.                                                                8,283           968,448
   Huntington Bancshares,
    Inc.                                                                38,577           923,919
   J.P. Morgan
    Chase & Co.                                                         23,988           925,937
   KeyCorp                                                              29,784         1,000,445
   M&T Bank Corp.                                                        9,870         1,016,610
   Marshall & Ilsley Corp.                                              23,548           988,310
   Mellon Financial Corp.                                               33,342           963,584
   National City Corp.                                                  24,226           944,087
   North Fork Bancorp.,
    Inc.                                                                21,672           955,735
   Northern Trust Corp.                                                 22,458           955,363
   Regions Financial Corp.                                              28,643         1,004,796
   SouthTrust Corp.                                                     22,667           987,601
   Sovereign Bancorp, Inc.                                              42,304           915,882
   State Street Corp.                                                   21,251           957,358
   SunTrust Banks, Inc.                                                 13,887           977,367
   The Bank of New York
    Co., Inc.                                                           31,708         1,029,242

                       See Notes to Financial Statements.

                                                                                          MARKET
                                                                        SHARES             VALUE
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   U.S. Bancorp                                                         32,521   $       930,426
   Wachovia Corp.                                                       20,049           986,611
   Washington Mutual, Inc.                                              23,734           918,743
   Wells Fargo & Co.                                                    16,030           957,312
   Zions Bancorp.                                                       15,666         1,036,619
                                                                                 ---------------
TOTAL BANKING AND FINANCE                                                             26,108,039
                                                                                 ---------------

   BEVERAGES, FOOD AND TOBACCO 4.0%
   Adolph Coors Co.                                                     13,735           916,125
   Altria Group, Inc.                                                   19,612           950,398
   Anheuser-Busch Cos.,
    Inc.                                                                18,542           926,173
   Archer-Daniels-Midland
    Co.                                                                 57,050         1,105,058
   Brown-Forman Corp.,
    Class B                                                             20,352           913,805
   Campbell Soup Co.                                                    35,300           947,452
   Coca-Cola Enterprises,
    Inc.                                                                50,185         1,049,367
   ConAgra Foods, Inc.                                                  35,300           931,920
   General Mills, Inc.                                                  20,135           890,974
   H.J. Heinz Co.                                                       25,417           923,908
   Hershey Foods Corp.                                                  19,736         1,000,418
   Kellogg Co.                                                          22,262           957,266
   McCormick & Co., Inc.                                                27,113           960,614
   McDonald's Corp.                                                     34,365         1,001,740
   PepsiCo, Inc.                                                        19,131           948,515
   SUPER VALU, INC.                                                     34,598         1,020,294
   The Coca-Cola Co.                                                    23,598           959,495
   The Pepsi Bottling
    Group, Inc.                                                         34,641           971,334
   UST, Inc.                                                            23,891           983,354
   Wm. Wrigley Jr. Co.                                                  14,936           976,814
                                                                                 ---------------
TOTAL BEVERAGES, FOOD AND
  TOBACCO                                                                             19,335,024
                                                                                 ---------------

   BIOSCIENCES 0.7%
   Amgen, Inc.*                                                         16,379           930,327
   Biogen Idec, Inc.*                                                   15,412           896,362
   Chiron Corp.*                                                        20,996           680,690
   Gilead Sciences, Inc.*                                               25,709           890,303
                                                                                 ---------------
TOTAL BIOSCIENCES                                                                      3,397,682
                                                                                 ---------------

   BUILDING AND BUILDING PRODUCTS 1.4%
   Ecolab, Inc.                                                         30,394   $     1,028,837
   Georgia-Pacific Group                                                26,946           932,062
   Louisiana-Pacific Corp.                                              37,290           913,978
   Masco Corp.                                                          27,764           951,195
   The Home Depot, Inc.                                                 24,824         1,019,770
   The Sherwin-Williams
    Co.                                                                 22,372           955,732
   Vulcan Materials Co.                                                 19,458           968,619
                                                                                 ---------------
TOTAL BUILDING AND
  BUILDING PRODUCTS                                                                    6,770,193
                                                                                 ---------------

   BUSINESS EQUIPMENT AND SERVICES 0.8%
   Convergys Corp.*                                                     74,292           966,539
   Lexmark International,
    Inc.*                                                               11,361           944,213
   Pitney Bowes, Inc.                                                   21,749           951,519
   Xerox Corp.*                                                         66,874           987,728
                                                                                 ---------------
TOTAL BUSINESS EQUIPMENT
  AND SERVICES                                                                         3,849,999
                                                                                 ---------------

   CHEMICALS 2.2%
   Air Products and Chemicals,
    Inc.                                                                17,697           941,126
   Ashland, Inc.                                                        17,339           999,073
   duPont (E.I.) de
    Nemours & Co.                                                       22,294           955,744
   Eastman Chemical Co.                                                 20,312           964,211
   Great Lakes Chemical
    Corp.                                                               36,451           933,875
   Hercules, Inc.*                                                      68,963           984,792
   PPG Industries, Inc.                                                 15,995         1,019,681
   Praxair, Inc.                                                        22,505           949,711
   Rohm and Haas Co.                                                    23,479           995,275
   Sigma-Aldrich Corp.                                                  16,466           916,168
   The Dow Chemical Co.                                                 22,431         1,008,049
                                                                                 ---------------
TOTAL CHEMICALS                                                                       10,667,705
                                                                                 ---------------

   COMMUNICATIONS, MEDIA AND
    ENTERTAINMENT 1.6%
   Clear Channel
    Communications, Inc.                                                28,690           958,246
   Comcast Corp., Class A*                                              33,532           989,194
   Gannett Co., Inc.                                                    11,027           914,690

                       See Notes to Financial Statements.

                                                                                          MARKET
                                                                        SHARES             VALUE
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   Meredith Corp.                                                       18,150   $       889,350
   The McGraw-Hill
    Cos., Inc.                                                          12,226         1,054,492
   Time Warner, Inc.*                                                   56,306           936,932
   Univision
    Communications, Inc.*                                               29,719           920,100
   Viacom, Inc., Class B                                                27,599         1,007,088
                                                                                 ---------------
TOTAL COMMUNICATIONS,
  MEDIA AND ENTERTAINMENT                                                              7,670,092
                                                                                 ---------------

   COMPUTER SERVICES 2.1%
   Affiliated Computer
    Services, Inc.,
    Class A*                                                            17,272           942,188
   Computer Sciences Corp.*                                             20,013           994,046
   Compuware Corp.*                                                    192,111         1,112,322
   eBay, Inc.*                                                          10,213           996,891
   Electronic Data
    Systems Corp.                                                       47,792         1,016,536
   Intuit, Inc.*                                                        21,348           968,345
   Network Appliance,
    Inc.*                                                               41,404         1,013,156
   SunGard Data
    Systems, Inc.*                                                      40,126         1,062,938
   Unisys Corp.*                                                        94,253         1,000,967
   Yahoo!, Inc.*                                                        28,423         1,028,628
                                                                                 ---------------
TOTAL COMPUTER SERVICES                                                               10,136,017
                                                                                 ---------------

   COMPUTERS - MICRO 1.4%
   Apple Computer, Inc.*                                                25,601         1,344,821
   Dell, Inc.*                                                          26,754           937,995
   Gateway, Inc.*                                                      204,514         1,196,407
   Hewlett-Packard Co.                                                  52,511           979,855
   International Business
    Machines Corp. (IBM)                                                11,091           995,417
   Sun Microsystems, Inc.*                                             241,359         1,093,356
                                                                                 ---------------
TOTAL COMPUTERS - MICRO                                                                6,547,851
                                                                                 ---------------

   COMPUTERS - SOFTWARE AND
    PERIPHERALS 3.9%
   Adobe Systems, Inc.                                                  19,750         1,106,593
   Autodesk, Inc.                                                       19,537         1,030,577
   BMC Software, Inc.*                                                  62,033   $     1,173,664
   Cisco Systems, Inc.*                                                 49,636           953,508
   Citrix Systems, Inc.*                                                52,249         1,260,769
   Computer Associates
    International, Inc.                                                 37,003         1,025,353
   Electronic Arts, Inc.*                                               19,712           885,463
   EMC Corp.*                                                           88,058         1,133,306
   Mercury Interactive
    Corp.*                                                              25,785         1,119,843
   Microsoft Corp.                                                      34,566           967,502
   NCR Corp.*                                                           19,414         1,093,979
   NVIDIA Corp.*                                                        64,739           936,773
   Parametric Technology
    Corp.*                                                             192,111           997,056
   PeopleSoft, Inc.*                                                    48,224         1,001,612
   Siebel Systems, Inc.*                                               117,404         1,115,338
   Symantec Corp.*                                                      18,234         1,038,244
   VERITAS Software
    Corp.*                                                              53,309         1,166,401
   Xilinx, Inc.*                                                        33,322         1,019,653
                                                                                 ---------------
TOTAL COMPUTERS - SOFTWARE
  AND PERIPHERALS                                                                     19,025,634
                                                                                 ---------------

   CONGLOMERATES 0.4%
   General Electric Co.                                                 27,794           948,331
   Textron, Inc.                                                        15,035         1,024,636
                                                                                 ---------------
TOTAL CONGLOMERATES                                                                    1,972,967
                                                                                 ---------------

   CONSUMER GOODS AND SERVICES 1.5%
   Avery Dennison Corp.                                                 14,922           907,854
   Brunswick Corp.                                                      22,574         1,059,172
   Cendant Corp.*                                                       41,236           849,049
   Eastman Kodak Co.                                                    29,842           903,616
   Fortune Brands, Inc.                                                 12,707           925,324
   Hasbro, Inc.                                                         51,685           914,308
   Mattel, Inc.                                                         52,392           917,384
   Sara Lee Corp.                                                       41,579           967,959
                                                                                 ---------------
TOTAL CONSUMER GOODS AND
  SERVICES                                                                             7,444,666
                                                                                 ---------------

                       See Notes to Financial Statements.

                                                                                          MARKET
                                                                        SHARES             VALUE
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   CONTAINERS AND PACKAGING 0.8%
   Ball Corp.                                                           26,106   $     1,040,324
   Bemis Co., Inc.                                                      36,789           973,805
   Pactiv Corp.*                                                        40,155           951,272
   Sealed Air Corp.*                                                    20,902         1,035,485
                                                                                 ---------------
TOTAL CONTAINERS AND
  PACKAGING                                                                            4,000,886
                                                                                 ---------------

   DATA PROCESSING SYSTEMS 0.8%
   Automatic Data Processing,
    Inc.                                                                22,308           967,944
   First Data Corp.                                                     21,547           889,460
   Fiserv, Inc.*                                                        26,822           953,254
   Paychex, Inc.                                                        30,275           992,839
                                                                                 ---------------
TOTAL DATA PROCESSING SYSTEMS                                                          3,803,497
                                                                                 ---------------

   EDUCATION 0.2%
   Apollo Group, Inc.,
    Class A*                                                            12,133           800,778
                                                                                 ---------------
TOTAL EDUCATION                                                                          800,778
                                                                                 ---------------

   ELECTRONIC EQUIPMENT AND
    COMPONENTS 6.3%
   Advanced Micro Devices,
    Inc.*                                                               74,881         1,259,498
   Agilent Technologies,
    Inc.*                                                               41,532         1,040,792
   Altera Corp.*                                                        47,833         1,087,244
   American Power
    Conversion Corp.*                                                   53,728         1,035,876
   Analog Devices, Inc.*                                                25,311         1,019,021
   Applied Materials, Inc.*                                             56,268           905,915
   Applied Micro Circuits
    Corp.*                                                             293,509         1,068,373
   Cooper Industries, Inc.,
    Class A                                                             16,189         1,034,477
   Emerson Electric Co.                                                 15,161           971,062
   Intel Corp.                                                          46,273         1,030,037
   International Game
    Technology                                                          29,086           961,001
   Jabil Circuit, Inc.*                                                 44,562         1,083,302
   KLA-Tencor Corp.*                                                    23,835         1,085,208
   Linear Technology Corp.                                              25,634           971,016
   LSI Logic Corp.*                                                    214,667   $       976,735
   Maxim Integrated
    Products, Inc.                                                      22,431           986,740
   Micron Technology, Inc.*                                             74,531           907,788
   Molex, Inc.                                                          31,580           933,821
   National Semiconductor
    Corp.*                                                              63,270         1,056,609
   Novellus Systems, Inc.*                                              36,743           952,011
   PMC - Sierra, Inc.*                                                 100,416         1,030,268
   Power-One, Inc.*                                                    129,212           907,068
   QLogic Corp.*                                                        31,318         1,017,835
   Rockwell
    Automation, Inc.                                                    24,221         1,009,773
   Sanmina-SCI Corp.*                                                  134,503         1,076,024
   Solectron Corp.*                                                    192,111         1,002,819
   Symbol Technologies,
    Inc.                                                                71,398         1,048,837
   Tektronix, Inc.                                                      28,596           867,317
   Teradyne, Inc.*                                                      69,924         1,157,941
   Texas Instruments, Inc.                                              43,068         1,053,013
                                                                                 ---------------
TOTAL ELECTRONIC EQUIPMENT AND
  COMPONENTS                                                                          30,537,421
                                                                                 ---------------

   FINANCIAL SERVICES 6.1%
   Ambac Financial Group,
    Inc.                                                                12,013           937,735
   American Express Co.                                                 18,502           981,901
   Capital One Financial
    Corp.                                                               12,995           958,511
   CIT Group, Inc.                                                      24,150           975,660
   Citigroup, Inc.                                                      20,257           898,803
   Countrywide Financial
    Corp.                                                               25,361           809,777
   Deluxe Corp.                                                         23,155           881,974
   E*TRADE Financial
    Corp.*                                                              79,982         1,031,768
   Equifax, Inc.                                                        37,181           972,283
   Fannie Mae                                                           12,316           863,967
   Federated Investors,
    Inc., Class B                                                       32,190           933,188
   Franklin Resources, Inc.                                             17,331         1,050,604
   Freddie Mac                                                          13,944           928,670
   H&R Block, Inc.                                                      19,701           936,783

                       See Notes to Financial Statements.

                                                                                          MARKET
                                                                        SHARES             VALUE
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   Janus Capital Group,
    Inc.                                                                67,930   $     1,035,933
   Lehman Brothers
    Holdings, Inc.                                                      12,450         1,022,768
   Marsh & McLennan Cos.,
    Inc.                                                                20,403           564,347
   MBIA, Inc.                                                           16,337           945,259
   MBNA Corp.                                                           38,451           985,499
   Merrill Lynch & Co.,
    Inc.                                                                18,486           997,135
   MGIC Investment
    Corp.                                                               14,570           936,997
   Moody's Corp.                                                        13,395         1,042,265
   Morgan Stanley                                                       18,486           944,450
   PNC Financial Services
    Group                                                               17,733           927,436
   Providian Financial
    Corp.*                                                              63,234           983,289
   SLM Corp.                                                            22,509         1,018,757
   Synovus Financial Corp.                                              36,073           980,825
   T. Rowe Price Group,
    Inc.                                                                18,564         1,035,314
   The Bear Stearns Cos.,
    Inc.                                                                10,772         1,020,647
   The Charles Schwab
    Corp.                                                              102,918           941,700
   The Goldman Sachs
    Group, Inc.                                                         10,332         1,016,462
                                                                                 ---------------
TOTAL FINANCIAL SERVICES                                                              29,560,707
                                                                                 ---------------

   FOREST AND PAPER PRODUCTS 0.9%
   Boise Cascade Corp.                                                  29,638           874,914
   International Paper Co.                                              23,830           917,693
   MeadWestvaco Corp.                                                   31,337           988,056
   Temple-Inland, Inc.                                                  14,460           854,875
   Weyerhaeuser Co.                                                     14,782           925,944
                                                                                 ---------------
TOTAL FOREST AND PAPER PRODUCTS                                                        4,561,482
                                                                                 ---------------

   HEALTH AND MEDICAL FACILITIES 0.2%
   Quest Diagnostics, Inc.*                                             11,288           988,152
                                                                                 ---------------
TOTAL HEALTH AND MEDICAL
  FACILITIES                                                                             988,152
                                                                                 ---------------

   HEALTH CARE PRODUCTS AND SERVICES 5.6%
   Abbott Laboratories                                                  22,159   $       944,638
   Allergan, Inc.                                                       12,334           882,621
   Anthem, Inc.*                                                        11,040           887,616
   Applera Corp. - Applied
    Biosystems Group                                                    52,249           996,911
   Bausch & Lomb, Inc.                                                  14,024           854,903
   Baxter International, Inc.                                           29,516           907,912
   Becton, Dickinson & Co.                                              18,687           981,068
   Biomet, Inc.                                                         20,038           935,374
   Boston Scientific Corp.*                                             24,807           875,687
   C. R. Bard, Inc.                                                     16,736           950,605
   Cardinal Health, Inc.                                                19,862           928,549
   Fisher Scientific
    International Inc.*                                                 15,988           917,072
   Genzyme Corp.*                                                       17,400           912,978
   Guidant Corp.                                                        15,173         1,010,825
   HCA, Inc.                                                            24,416           896,800
   Health Management
    Associates, Inc.,
    Class A                                                             47,863           988,850
   Humana, Inc.*                                                        48,895           936,339
   IMS Health, Inc.                                                     39,790           842,752
   Johnson & Johnson                                                    16,251           948,733
   Manor Care, Inc.                                                     30,876         1,010,880
   McKesson Corp.                                                       34,460           918,704
   Medtronic, Inc.                                                      19,072           974,770
   St. Jude Medical, Inc.*                                              13,449         1,029,790
   Stryker Corp.                                                        19,747           850,898
   Tenet Healthcare Corp.*                                              92,324           989,713
   UnitedHealth Group,
    Inc.                                                                13,618           985,943
   WellPoint Health
    Networks, Inc.*                                                      9,191           897,593
   Wyeth                                                                24,426           968,491
   Zimmer Holdings, Inc.*                                               12,375           960,176
                                                                                 ---------------
TOTAL HEALTH CARE
  PRODUCTS AND SERVICES                                                               27,187,191
                                                                                 ---------------

   HOMEBUILDERS 0.6%
   Centex Corp.                                                         18,881           980,679
   KB HOME                                                              12,316         1,012,991
   Pulte Homes, Inc.                                                    15,165           832,255
                                                                                 ---------------
TOTAL HOMEBUILDERS                                                                     2,825,925
                                                                                 ---------------

                       See Notes to Financial Statements.

                                                                                          MARKET
                                                                        SHARES             VALUE
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   HOTELS AND GAMING 0.8%
   Harrah's Entertainment,
    Inc.                                                                18,237   $     1,067,229
   Hilton Hotels Corp.                                                  50,689         1,008,711
   Marriott International,
    Inc., Class A                                                       19,118         1,041,740
   Starwood Hotels &
    Resorts Worldwide, Inc.                                             20,810           993,261
                                                                                 ---------------
TOTAL HOTELS AND GAMING                                                                4,110,941
                                                                                 ---------------

   HOUSEHOLD AND PERSONAL
    CARE PRODUCTS 2.0%
   Alberto-Culver Co.,
    Class B                                                             20,540           921,424
   Avon Products, Inc.                                                  21,893           865,868
   Colgate-Palmolive Co.                                                17,500           780,850
   International Flavors &
    Fragrances, Inc.                                                    24,570           959,459
   Kimberly-Clark Corp.                                                 14,276           851,849
   Leggett & Platt, Inc.                                                34,577           972,651
   Maytag Corp.                                                         47,477           826,100
   The Clorox Co.                                                       17,395           949,767
   The Gillette Co.                                                     22,431           930,438
   The Procter & Gamble
    Co.                                                                 16,908           865,351
   Whirlpool Corp.                                                      15,381           903,634
                                                                                 ---------------
TOTAL HOUSEHOLD AND PERSONAL
  CARE PRODUCTS                                                                        9,827,391
                                                                                 ---------------

   HUMAN RESOURCES 0.2%
   Robert Half International,
    Inc.*                                                               34,683           920,140
                                                                                 ---------------
TOTAL HUMAN RESOURCES                                                                    920,140
                                                                                 ---------------

   INSURANCE 4.1%
   ACE Ltd.                                                             23,799           905,790
   Aetna, Inc.                                                           9,957           945,915
   AFLAC, Inc.                                                          23,865           856,276
   American International
    Group, Inc.                                                         13,267           805,440
   Aon Corp.                                                            34,407           702,247
   CIGNA Corp.                                                          13,686           868,514
   Cincinnati Financial
    Corp.                                                               23,204   $       968,767
   Jefferson-Pilot Corp.                                                19,260           930,065
   Lincoln National Corp.                                               20,229           886,030
   Loews Corp.                                                          15,981           957,262
   MetLife, Inc.                                                        25,293           969,987
   Principal Financial
    Group, Inc.                                                         26,340           994,598
   Prudential Financial, Inc.                                           19,809           920,524
   SAFECO Corp.                                                         19,411           897,565
   The Allstate Corp.                                                   19,469           936,264
   The Chubb Corp.                                                      13,392           965,965
   The Hartford Financial
    Services Group, Inc.                                                14,974           875,680
   The Progressive Corp.                                                11,114         1,039,714
   The St. Paul Cos., Inc.                                              27,027           917,837
   Torchmark Corp.                                                      18,255           986,135
   UnumProvident Corp.                                                  59,323           810,352
   XL Capital Ltd., Class A                                             12,997           942,283
                                                                                 ---------------
TOTAL INSURANCE                                                                       20,083,210
                                                                                 ---------------

   MACHINERY AND ENGINEERING 1.2%
   Caterpillar, Inc.                                                    12,496         1,006,427
   Cummins, Inc.                                                        13,396           938,792
   Deere & Co.                                                          14,627           874,402
   Eaton Corp.                                                          15,171           970,185
   Fluor Corp.                                                          21,156           982,485
   Ingersoll-Rand Co.,
    Class A                                                             14,354           982,388
                                                                                 ---------------
TOTAL MACHINERY AND
  ENGINEERING                                                                          5,754,679
                                                                                 ---------------

   MANUFACTURING 2.9%
   3M Co.                                                               11,554           896,244
   American Standard Cos.,
    Inc.*                                                               24,737           904,632
   Cintas Corp.                                                         21,603           931,953
   Crane Co.                                                            33,143           923,695
   Danaher Corp.                                                        18,081           996,806
   Dover Corp.                                                          24,358           956,539
   Honeywell International,
    Inc.                                                                25,889           871,942
   Illinois Tool Works, Inc.                                            10,337           953,898
   ITT Industries, Inc.                                                 11,756           953,882

                       See Notes to Financial Statements.

                                                                                          MARKET
                                                                        SHARES             VALUE
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   Newell Rubbermaid,
    Inc.                                                                43,848   $       945,363
   Pall Corp.                                                           39,039         1,009,549
   Parker-Hannifin Corp.                                                16,275         1,149,502
   Tyco International Ltd.                                              30,972           964,778
   Waters Corp.*                                                        20,738           856,272
   Worthington Industries,
    Inc.                                                                45,851           910,142
                                                                                 ---------------
TOTAL MANUFACTURING                                                                   14,225,197
                                                                                 ---------------

   MINING 0.2%
   Newmont Mining Corp.                                                 22,883         1,087,400
                                                                                 ---------------
TOTAL MINING                                                                           1,087,400
                                                                                 ---------------

   NETWORKING PRODUCTS 0.7%
   CIENA Corp.*                                                        500,508         1,236,254
   Novell, Inc.*                                                       136,242           979,580
   Oracle Corp.*                                                        82,625         1,046,033
                                                                                 ---------------
TOTAL NETWORKING PRODUCTS                                                              3,261,867
                                                                                 ---------------

   OIL AND GAS 6.1%
   Amerada Hess Corp.                                                   11,318           913,476
   Anadarko Petroleum
    Corp.                                                               15,175         1,023,554
   Apache Corp.                                                         19,816         1,004,671
   Baker Hughes, Inc.                                                   22,458           961,876
   BJ Services Co.*                                                     18,903           964,053
   Burlington Resources, Inc.                                           24,416         1,013,264
   ChevronTexaco Corp.                                                  18,307           971,369
   ConocoPhillips                                                       12,021         1,013,491
   Devon Energy Corp.                                                   13,588         1,005,104
   Dynegy, Inc., Class A*                                              212,273         1,046,506
   El Paso Corp.                                                       112,545         1,006,152
   Engelhard Corp.                                                      34,672           981,218
   EOG Resources, Inc.                                                  14,958           995,604
   Exxon Mobil Corp.                                                    19,660           967,665
   Halliburton Co.                                                      30,175         1,117,682
   Kerr-McGee Corp.                                                     17,099         1,012,603
   Marathon Oil Corp.                                                   24,570           936,363
   Nabors Industries, Ltd.*                                             20,678         1,015,703
   NICOR, Inc.                                                          25,486           956,235
   Noble Corp.*                                                         21,285           972,299
   Occidental Petroleum
    Corp.                                                               17,392   $       970,995
   Peoples Energy Corp.                                                 21,710           928,754
   Rowan Cos., Inc.*                                                    37,826           965,698
   Schlumberger Ltd.                                                    14,416           907,343
   Sempra Energy                                                        25,983           871,470
   Sunoco, Inc.                                                         14,211         1,056,730
   The Williams Cos., Inc.                                              79,247           991,380
   Transocean, Inc.                                                     28,139           991,900
   Unocal Corp.                                                         23,613           985,843
   Valero Energy Corp.                                                  26,380         1,133,548
                                                                                 ---------------
TOTAL OIL AND GAS                                                                     29,682,549
                                                                                 ---------------

   PHARMACEUTICALS 2.8%
   AmerisourceBergen
    Corp.                                                               17,275           950,816
   Bristol-Myers Squibb Co.                                             38,527           902,688
   Caremark Rx, Inc.*                                                   31,717           950,558
   Eli Lilly & Co.                                                      14,328           786,750
   Express Scripts, Inc.,
    Class A*                                                            14,966           957,824
   Forest Laboratories,
    Inc.*                                                               21,090           940,614
   Hospira, Inc.*                                                       32,331         1,031,682
   King Pharmaceuticals,
    Inc.*                                                               77,191           842,154
   Medco Health Solutions,
    Inc.*                                                               30,487         1,033,814
   MedImmune, Inc.*                                                     39,605         1,125,574
   Merck & Co., Inc.                                                    21,148           662,144
   Mylan Laboratories,
    Inc.                                                                48,790           840,164
   Pfizer, Inc.                                                         29,983           868,008
   Schering-Plough
    Corp.                                                               48,079           870,711
   Watson Pharmaceuticals,
    Inc.*                                                               31,672           887,766
                                                                                 ---------------
TOTAL PHARMACEUTICALS                                                                 13,651,267
                                                                                 ---------------

   PUBLISHING 1.0%
   Dow Jones & Co., Inc.                                                22,560           998,280
   Knight-Ridder, Inc.                                                  14,974         1,026,167

                       See Notes to Financial Statements.

                                                                                          MARKET
                                                                        SHARES             VALUE
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   R. R. Donnelley & Sons
    Co.                                                                 29,735   $       935,166
   The New York Times Co.,
    Class A                                                             23,312           933,646
   Tribune Co.                                                          22,949           991,397
                                                                                 ---------------
TOTAL PUBLISHING                                                                       4,884,656
                                                                                 ---------------

   REAL ESTATE INVESTMENT TRUSTS 1.2%
   Apartment Investment &
    Management Co.,
    Class A                                                             27,209           998,298
   Equity Office Properties
    Trust                                                               34,208           961,929
   Equity Residential                                                   30,411         1,014,207
   Plum Creek Timber Co.,
    Inc.                                                                28,027         1,017,100
   ProLogis                                                             26,479         1,032,151
   Simon Property Group,
    Inc.                                                                17,438         1,016,984
                                                                                 ---------------
TOTAL REAL ESTATE INVESTMENT
  TRUSTS                                                                               6,040,669
                                                                                 ---------------

   RESORTS AND ENTERTAINMENT 0.2%
   The Walt Disney Co.                                                  40,605         1,024,058
                                                                                 ---------------
TOTAL RESORTS AND
  ENTERTAINMENT                                                                        1,024,058
                                                                                 ---------------

   RETAIL - APPAREL AND SHOES 1.9%
   Coach, Inc.*                                                         21,857         1,019,192
   Jones Apparel Group,
    Inc.                                                                26,982           952,465
   Limited Brands                                                       43,602         1,080,457
   Liz Claiborne, Inc.                                                  24,737         1,011,249
   NIKE, Inc., Class B                                                  12,425         1,010,277
   Nordstrom, Inc.                                                      24,040         1,038,047
   Reebok International
    Ltd.                                                                26,661           986,457
   The GAP, Inc.                                                        47,528           949,609
   V.F. Corp.                                                           19,257         1,036,604
                                                                                 ---------------
TOTAL RETAIL - APPAREL AND
  SHOES                                                                                9,084,357
                                                                                 ---------------
   RETAIL - DEPARTMENT STORES 1.2%
   Dillard's, Inc., Class A                                             46,938   $       961,760
   Federated Department
    Stores, Inc.                                                        20,626         1,040,582
   J. C. Penney Co., Inc.
    (Holding Co.)                                                       26,007           899,582
   Kohl's Corp.*                                                        19,224           975,810
   Sears, Roebuck & Co.                                                 23,593           825,755
   The May Department
    Stores Co.                                                          37,703           982,540
                                                                                 ---------------
TOTAL RETAIL - DEPARTMENT
  STORES                                                                               5,686,029
                                                                                 ---------------

   RETAIL - DISCOUNT STORES 1.4%
   Big Lots, Inc.*                                                      73,263           907,729
   Costco Wholesale Corp.*                                              23,050         1,105,016
   Dollar General Corp.                                                 47,007           904,885
   Family Dollar Stores, Inc.                                           33,796           998,672
   Target Corp.                                                         20,979         1,049,369
   The TJX Cos., Inc.                                                   42,974         1,030,517
   Wal-Mart Stores, Inc.                                                18,117           976,869
                                                                                 ---------------
TOTAL RETAIL - DISCOUNT STORES                                                         6,973,057
                                                                                 ---------------

   RETAIL - FOOD STORES 0.7%
   Albertson's, Inc.                                                    39,628           903,915
   Safeway, Inc.*                                                       48,224           879,606
   The Kroger Co.*                                                      60,491           914,018
   Winn-Dixie Stores, Inc.                                             251,584           865,449
                                                                                 ---------------
TOTAL RETAIL - FOOD STORES                                                             3,562,988
                                                                                 ---------------

   RETAIL - RESTAURANTS 0.8%
   Darden Restaurants, Inc.                                             45,193         1,107,228
   Starbucks Corp.*                                                     20,655         1,092,236
   Wendy's International,
    Inc.                                                                26,527           885,206
   Yum! Brands, Inc.                                                    23,385         1,017,248
                                                                                 ---------------
TOTAL RETAIL - RESTAURANTS                                                             4,101,918
                                                                                 ---------------

   RETAIL - SPECIALTY STORES 2.2%
   Bed Bath & Beyond, Inc.*                                             24,206           987,363
   Best Buy Co., Inc.                                                   17,816         1,055,063
   Circuit City Stores-Circuit
    City Group                                                          64,606         1,049,848
   CVS Corp.                                                            23,151         1,006,142

                       See Notes to Financial Statements.

                                                                                          MARKET
                                                                        SHARES             VALUE
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   Lowe's Cos., Inc.                                                    17,760   $       999,533
   Office Depot, Inc.*                                                  63,784         1,032,663
   RadioShack Corp.                                                     33,725         1,009,389
   Staples, Inc.                                                        32,521           967,175
   Tiffany & Co.                                                        30,057           881,572
   Toys "R" Us, Inc.*                                                   55,486           999,303
   Walgreen Co.                                                         25,652           920,650
                                                                                 ---------------
TOTAL RETAIL - SPECIALTY STORES                                                       10,908,701
                                                                                 ---------------

   RETAIL AND WHOLESALE DISTRIBUTION 0.6%
   Genuine Parts Co.                                                    25,010           997,649
   SYSCO Corp.                                                          30,359           979,685
   W.W. Grainger, Inc.                                                  16,931           991,987
                                                                                 ---------------
TOTAL RETAIL AND WHOLESALE
  DISTRIBUTION                                                                         2,969,321
                                                                                 ---------------

   TELECOMMUNICATIONS 4.4%
   ADC Telecommunications,
    Inc.*                                                              495,301         1,094,616
   ALLTEL Corp.                                                         17,185           943,972
   Andrew Corp.*                                                        79,848         1,116,276
   AT&T Corp.                                                           60,567         1,036,301
   Avaya, Inc.*                                                         66,129           952,258
   BellSouth Corp.                                                      34,292           914,568
   Broadcom Corp.,
    Class A*                                                            32,947           891,216
   CenturyTel, Inc.                                                     27,933           896,370
   Citizens Communications
    Co.*                                                                72,705           974,247
   Comverse Technology,
    Inc.*                                                               51,292         1,058,667
   Corning, Inc.*                                                       84,385           966,208
   JDS Uniphase Corp.*                                                 272,485           863,777
   Lucent Technologies,
    Inc.*                                                              290,812         1,032,383
   Motorola, Inc.                                                       55,907           964,955
   Nextel Communications,
    Inc.*                                                               39,709         1,051,891
   QUALCOMM, Inc.                                                       24,490         1,023,927
   Qwest Communications
    International, Inc.*                                               299,043         1,022,727
   SBC Communications,
    Inc.                                                                35,913           907,162
   Scientific-Atlanta, Inc.                                             36,439   $       998,064
   Sprint Corp.
    (FON Group)                                                         46,613           976,542
   Tellabs, Inc.*                                                       98,035           784,280
   Verizon Communications,
    Inc.                                                                23,444           916,660
                                                                                 ---------------
TOTAL TELECOMMUNICATIONS                                                              21,387,067
                                                                                 ---------------

   TIRE AND RUBBER 0.4%
   Cooper Tire & Rubber Co.                                             45,586           888,015
   The Goodyear Tire &
    Rubber Co.*                                                         86,684           873,775
                                                                                 ---------------
TOTAL TIRE AND RUBBER                                                                  1,761,790
                                                                                 ---------------

   TOBACCO 0.2%
   Reynolds American, Inc.                                              13,137           904,614
                                                                                 ---------------
TOTAL TOBACCO                                                                            904,614
                                                                                 ---------------

   TOOLS AND INSTRUMENTS 1.2%
   Millipore Corp.*                                                     19,428           893,494
   PerkinElmer, Inc.                                                    52,132         1,070,791
   Snap-on, Inc.                                                        29,379           863,155
   The Black & Decker
    Corp.                                                               12,872         1,033,364
   The Stanley Works                                                    21,942           976,858
   Thermo Electron Corp.*                                               33,745           978,605
                                                                                 ---------------
TOTAL TOOLS AND INSTRUMENTS                                                            5,816,267
                                                                                 ---------------

   TRANSPORTATION 1.5%
   Burlington Northern
    Santa Fe Corp.                                                      25,299         1,057,751
   CSX Corp.                                                            28,234         1,030,541
   FedEx Corp.                                                          10,796           983,732
   Norfolk Southern Corp.                                               32,303         1,096,686
   Ryder System, Inc.                                                   20,312         1,017,631
   Union Pacific Corp.                                                  16,048         1,010,543
   United Parcel Service,
    Inc., Class B                                                       12,670         1,003,211
                                                                                 ---------------
TOTAL TRANSPORTATION                                                                   7,200,095
                                                                                 ---------------

   TRAVEL SERVICES 0.4%
   Carnival Corp.                                                       19,681           995,071
   Sabre Holdings Corp.                                                 40,635           874,059
                                                                                 ---------------
TOTAL TRAVEL SERVICES                                                                  1,869,130
                                                                                 ---------------

                       See Notes to Financial Statements.

                                                                                          MARKET
                                                                        SHARES             VALUE
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   UTILITIES - GAS AND ELECTRIC 6.1%
   Allegheny Energy, Inc.                                               62,441   $     1,143,295
   Ameren Corp.                                                         20,348           976,704
   American Electric Power
    Co., Inc.                                                           28,960           953,653
   Calpine Corp.*                                                      253,590           631,439
   CenterPoint Energy, Inc.                                             89,123           936,683
   Cinergy Corp.                                                        23,603           932,791
   CMS Energy Corp.*                                                    99,470           931,039
   Consolidated Edison,
    Inc.                                                                22,372           972,063
   Constellation Energy
    Group, Inc.                                                         23,479           953,717
   Dominion Resources,
    Inc.                                                                14,637           941,452
   DTE Energy Co.                                                       23,117           987,327
   Duke Energy Corp.                                                    42,872         1,051,650
   Edison International*                                                35,599         1,085,770
   Entergy Corp.                                                        15,670         1,024,191
   Exelon Corp.                                                         25,571         1,013,123
   FirstEnergy Corp.                                                    22,826           943,399
   FPL Group, Inc.                                                      13,996           964,324
   KeySpan Corp.                                                        24,164           965,352
   Kinder Morgan, Inc.                                                  15,302           984,990
   NiSource, Inc.                                                       44,024           944,315
   PG&E Corp.*                                                          31,837         1,020,057
   Pinnacle West Capital
    Corp.                                                               22,760           970,031
   PPL Corp.                                                            20,218         1,051,336
   Progress Energy, Inc.                                                21,884           903,809
   Public Service Enterprise
    Group, Inc.                                                         22,850           973,182
   TECO Energy, Inc.                                                    70,130           981,820
   The AES Corp.*                                                       91,702           999,552
   The Southern Co.                                                     31,247           987,093
   TXU Corp.                                                            20,584         1,260,151
   Xcel Energy, Inc.                                                    54,877           938,397
                                                                                 ---------------
TOTAL UTILITIES - GAS AND
  ELECTRIC                                                                            29,422,705
                                                                                 ---------------

   WASTE MANAGEMENT 0.4%
   Allied Waste Industries,
    Inc.*                                                               99,371   $       810,867
   Waste Management,
    Inc.                                                                34,683           987,772
                                                                                 ---------------
TOTAL WASTE MANAGEMENT                                                                 1,798,639
                                                                                 ---------------
TOTAL INVESTMENTS
   (Cost $463,947,681)--99.8%                                                        484,884,213
   Other Assets Less
    Liabilities--0.2%                                                                    752,077
                                                                                 ---------------
NET ASSETS--100.0%                                                               $   485,636,290
                                                                                 ===============

* Non-Income Producing Security

                       See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

                                                                October 31, 2004

ASSETS
Investments at Market Value, (Cost $463,947,681)                                   $   484,884,213
Cash                                                                                       431,547
Receivables:
  Capital Stock Sold                                                                    14,220,396
  Dividends                                                                                454,711
                                                                                   ---------------
   TOTAL ASSETS                                                                        499,990,867
                                                                                   ---------------

LIABILITIES
Payables:
  Investments Purchased                                                                 14,206,578
  Accrued Management Fees                                                                  147,999
                                                                                   ---------------
   TOTAL LIABILITIES                                                                    14,354,577
                                                                                   ---------------
NET ASSETS                                                                         $   485,636,290
                                                                                   ===============

NET ASSETS CONSIST OF
Paid-in Capital                                                                    $   465,111,307
Undistributed Net Investment Income                                                        314,137
Accumulated Net Realized Loss on Investments                                              (725,686)
Net Unrealized Appreciation on Investments                                              20,936,532
                                                                                   ---------------
NET ASSETS                                                                         $   485,636,290
                                                                                   ===============
Shares Outstanding (Unlimited Shares Authorized), No Par Value                           3,401,000
                                                                                   ===============
Net Asset Value, Offering Price and Repurchase Price Per Share                     $        142.79
                                                                                   ===============

                See Notes to Financial Statements.

STATEMENT OF OPERATIONS

                                                                                        YEAR ENDED
                                                                                  OCTOBER 31, 2004
                                                                                  ----------------
INVESTMENT INCOME
  Dividends                                                                        $     4,588,321
  Interest                                                                                      92
                                                                                   ---------------
   Total Income                                                                          4,588,413
                                                                                   ---------------

EXPENSES
  Management Fee                                                                         1,230,944
                                                                                   ---------------
Net Investment Income                                                                    3,357,469
                                                                                   ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) From:
  Investments                                                                             (390,877)
  In-kind Redemptions                                                                   26,958,645
                                                                                   ---------------
   Net Realized Gain                                                                    26,567,768
Net Change in Unrealized Appreciation/Depreciation on Investments                        2,736,534
                                                                                   ---------------
Net Realized and Unrealized Gain on Investments                                         29,304,302
                                                                                   ---------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $    32,661,771
                                                                                   ===============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                             FOR THE PERIOD
                                                                                            APRIL 24, 2003*
                                                                              YEAR ENDED            THROUGH
                                                                        OCTOBER 31, 2004   OCTOBER 31, 2003
                                                                        ----------------   ----------------
OPERATIONS
  Net Investment Income                                                  $     3,357,469    $       846,403
  Net Realized Gain                                                           26,567,768         10,854,018
  Net Change in Unrealized Appreciation/
   Depreciation on Investments                                                 2,736,534         18,199,998
                                                                         ---------------    ---------------
  Net Increase in Net Assets Resulting From Operations                        32,661,771         29,900,419
                                                                         ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net Investment Income                                                       (3,196,596)          (679,052)
                                                                         ---------------    ---------------

SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold                                                  423,777,066        202,657,673
  Value of Shares Repurchased                                               (144,741,249)       (54,743,742)
                                                                         ---------------    ---------------
  Net Increase in Net Assets Resulting From
   Share Transactions                                                        279,035,817        147,913,931
                                                                         ---------------    ---------------
   Increase in Net Assets                                                    308,500,992        177,135,298
NET ASSETS--BEGINNING OF PERIOD                                              177,135,298                 --
                                                                         ---------------    ---------------
NET ASSETS--END OF PERIOD                                                $   485,636,290    $   177,135,298
                                                                         ===============    ===============

CHANGES IN SHARES OUTSTANDING:
  Shares Sold                                                                  3,050,000          1,851,000
  Shares Repurchased                                                          (1,050,000)          (450,000)
  Shares Outstanding, Beginning of Period                                      1,401,000                 --
                                                                         ---------------    ---------------
  Shares Outstanding, End of Period                                            3,401,000          1,401,000
                                                                         ===============    ===============

* COMMENCEMENT OF INVESTMENT OPERATIONS.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                             FOR THE PERIOD
                                                                                            APRIL 24, 2003*
                                                                              YEAR ENDED            THROUGH
                                                                        OCTOBER 31, 2004   OCTOBER 31, 2003
                                                                        ----------------   ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD                                   $        126.43    $        101.03
                                                                         ---------------    ---------------
Net Investment Income**                                                             1.48               0.70
Net Realized and Unrealized Gain on Investments                                    16.30              25.32
                                                                         ---------------    ---------------
TOTAL FROM INVESTMENT OPERATIONS                                                   17.78              26.02
                                                                         ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income                                                              (1.42)             (0.62)
                                                                         ---------------    ---------------
NET ASSET VALUE AT END OF PERIOD                                         $        142.79    $        126.43
                                                                         ===============    ===============
TOTAL RETURN***                                                                    14.11%             25.77%

RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's omitted)                              $       485,636    $       177,135

RATIO TO AVERAGE NET ASSETS OF:
Expenses                                                                            0.40%              0.40%****
Net Investment Income                                                               1.09%              1.13%****
Portfolio Turnover Rate+                                                              55%                42%

   * COMMENCEMENT OF INVESTMENT OPERATIONS.
  ** BASED ON AVERAGE SHARES OUTSTANDING.
 *** TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING AN INITIAL INVESTMENT MADE
     AT THE NET ASSET VALUE AT THE BEGINNING OF THE PERIOD, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE DURING THE PERIOD, AND REDEMPTION ON THE LAST DAY OF THE PERIOD. TRANSACTION FEES ARE NOT REFLECTED IN THE CALCULATION OF TOTAL INVESTMENT RETURN. TOTAL INVESTMENT RETURN CALCULATED FOR A PERIOD OF LESS THAN ONE YEAR IS NOT ANNUALIZED.
**** ANNUALIZED.
   + PORTFOLIO TURNOVER IS NOT ANNUALIZED AND DOES NOT INCLUDE SECURITIES
     RECEIVED OR DELIVERED FROM PROCESSING CREATIONS OR REDEMPTIONS.

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS                                   October 31, 2004

1.   ORGANIZATION

Rydex ETF Trust (the "Trust") is an open-end, diversified, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware statutory trust on November 22, 2002 and commenced operations on April 24, 2003. The Trust currently consists of one series, Rydex S&P Equal Weight ETF (the "Fund").

The Fund's investment objective is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Equal Weight Index (the "Underlying Index"), an index representing publicly traded equity securities. The Fund seeks to achieve its objective by investing in common stocks that comprise the Underlying Index. The Fund uses a "replication" strategy to track the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Fund operates as an index fund and is not actively managed. Adverse performance of a security in the Fund's portfolio will ordinarily not result in the elimination of the security from the Fund's portfolio.

The Fund issues and redeems shares on a continuous basis, at net asset value, only in aggregations of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

2.   SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures at the date of the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

A. SECURITY VALUATION
Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price.

Securities, for which market quotations are not readily available, including investments that are subject to limitations as to their sale, are valued at fair value as determined in good faith by the Board of Trustees. In determining fair value, consideration is given to cost, operating and other financial data.

B. SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are recorded on the trade date. Realized gains and losses from portfolio fund transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

C. FUTURES AND PURCHASED OPTIONS

The Fund may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. The Fund may enter into futures and option contracts for the purpose of either hedging its exposure to the market fluctuations of the portfolio or an individual security position. As of October 31, 2004, the Fund had not entered into any futures or options transactions.

There are several risks in connection with the use of futures contracts. Futures contracts involve, in varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market.

D. REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by Rydex Investments, which acts as the Fund's investment adviser (the "Advisor"). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's net assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant. For the year ended October 31, 2004, the Fund had not engaged in repurchase transactions.

E. FEDERAL INCOME TAXES

The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of the taxable income to the shareholders within the allowable time limits. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for in-kind redemptions, income reclassifications from real estate investment trusts, futures and options, losses deferred due to wash sales and excise tax regulations.

For the year ended October 31, 2004, the Fund realized net capital gains resulting from in-kind redemptions and other transactions. Because gains from in-kind redemptions are not taxable to the Fund, and are not distributed to existing Fund shareholders, the gains are reclassified from accumulated net realized gains to paid-in-capital at the end of the Fund's tax year. These reclassifications have no effect on net assets or net asset value per share. The in-kind gains for the year ended October 31, 2004 are disclosed in the Fund's Statement of Operations.

In order to present paid-in-capital, undistributed net investment income and accumulated net realized losses on investments on the statement of assets and liabilities that more closely represent their tax character, certain adjustments have been made to paid-in-capital, undistributed net investment income and accumulated net realized losses on investments. For the year ended October 31, 2004, the adjustments were to increase paid-in capital by $26,946,208, and to decrease accumulated net realized gain on investments by $26,946,208 due to the difference in the treatment for book and tax purposes of in-kind redemptions.

For federal income tax purposes, the Fund has a capital loss carryforward of $272,281, which expires October 31, 2011. Capital loss carryforwards are available to offset future capital gains, if any. During the current fiscal year the Fund utilized capital loss carryforwards of $56,771, to offset current year realized gains.

The tax character of distributable earnings at October 31, 2004 were as follows:

Net Unrealized Appreciation                                                             20,483,127
Undistributed Ordinary Income                                                              314,137
Undistributed Long-term Capital Gains                                                           --
Capital Loss Carryforwards                                                                (272,281)
Paid-in Capital                                                                        465,111,307
                                                                                       -----------
Net Assets                                                                             485,636,290
                                                                                       ===========

The tax character of distributions paid during 2004 were as follows:

Ordinary Income                                                                          3,196,596
Long-term Capital Gain                                                                          --
Return of Capital                                                                               --
                                                                                       -----------
Total Distributions                                                                      3,196,596
                                                                                       ===========
Tax Cost Basis of Securities                                                           464,401,086
                                                                                       ===========
Gross Tax Unrealized Appreciation                                                       34,531,004
Gross Tax Unrealized Depreciation                                                      (14,047,877)
                                                                                       -----------
Net Tax Unrealized Appreciation on Investments                                          20,483,127
                                                                                       ===========

F. DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends from net investment income and distributes from net realized capital gains at least annually.

3.   ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Fund to conform to changes in the composition of the relevant index. For these services, the Advisor receives an advisory fee at the annual rate of 0.40% of the average daily net assets of the Fund.

Under an Administration agreement, The Bank of New York (the "Administrator") provides various administrative and accounting services for the maintenance and operations of the Fund. Under a Custodian Agreement with the Trust, the Administrator maintains in separate accounts cash, securities and other assets of the Trust and the Fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Fund. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. The Advisor compensates the Administrator directly for the foregoing services.

The Advisor pays all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services except interest, taxes, brokerage commissions, and other expenses connected with the execution of portfolio transactions, any future distribution fees or expenses and extraordinary expenses.

The Fund has adopted a Distribution Plan (the "Plan") that allows the Fund to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Fund.

4.   CAPITAL

At October 31, 2004, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee of $2,000 per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date.

5.   INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments, U.S government and government agency obligations) aggregated $449,781,434 and $171,136,355, respectively, for the year ended October 31, 2004. There were no purchases or sales of U.S. government or government agency obligations for the year ended October 31, 2004.

At October 31, 2004, gross unrealized appreciation of investments was $34,531,004 and gross unrealized depreciation of investments was $14,047,877, resulting in net unrealized appreciation of $20,483,127 based on cost for U.S. Federal income tax purposes.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Rydex S&P Equal Weight ETF

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Rydex S&P Equal Weight ETF (the "Fund") at October 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
December 28, 2004

SUPPLEMENTAL INFORMATION (Unaudited)

FEDERAL INCOME TAX INFORMATION

100% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction and as qualified dividend income.

In January 2005, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of the distributions received by you in the calendar year 2004.

MEMBERS OF THE BOARD. Set forth below are the names, ages, position with the Trust, length of term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

TRUSTEES

CARL G. VERBONCOEUR (51)

   Trustee of Rydex Series Funds, 2004 to present; Trustee of Rydex Variable Trust, 2004 to present; Trustee of Rydex Dynamic Funds, 2004 to present; Trustee of Rydex ETF Trust, 2004 to present; President, Chief Executive Officer and Treasurer of Rydex Variable Trust, 2003 to present; President and Chief Executive Officer of Rydex Series Funds, 2003 to present; Treasurer of Rydex Series Funds, 1997 to present; Vice President of Rydex Series Funds, 1997 to 2003; President and Chief Executive Officer of Rydex Variable Trust, 2003 to present; Treasurer of Rydex Variable Trust, 1998 to present; Vice President Rydex Variable Trust, 1998 to 2003; Treasurer of Rydex Dynamic Funds, 1999 to present; Vice President of Rydex Dynamic Funds, 1999 to 2003; President and Chief Executive Officer of Rydex ETF Trust, 2003 to present. Treasurer of Rydex ETF Trust, 2002 to 2003; Vice President of Rydex ETF Trust, 2002 to 2003. Treasurer of Rydex Capital Partners SPhinX Fund, 2003 to present. President and Chief Executive Officer of Rydex Fund Services, Inc., 2003 to present; Executive Vice President of Rydex Fund Services, Inc., 2000 to 2003; President and Chief Executive Officer of Rydex Distributors, Inc., 2003 to present; Executive Vice President of Rydex Distributors, Inc., 1997 to 2003; Executive Vice President of Rydex Capital Partners I, LLC., investment advisor, 2003 to present; Executive Vice President of Rydex Capital Partners II, LLC., investment advisor, 2003 to present; Senior Vice President, Crestar Bank, 1995 to 1997; Senior Vice President, Crestar Asset Management Company, a registered investment advisor, 1993 to 1995; Vice President of Perpetual Savings Bank, 1987 to 1993.

COREY A. COLEHOUR (58)

   Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; Senior Vice President of Marketing of Schield Management Company, a registered investment advisor, 1985 to present.

J. KENNETH DALTON (63)

   Trustee of Rydex Series Funds, 1995 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; Mortgage Banking Consultant and Investor, The Dalton Group, a real estate company, 1995 to present; President, CRAM Mortgage Group, Inc., 1966 to 1995.

JOHN O. DEMARET (64)

   Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; Trustee, Rydex Capital Partners SPhinX Fund, 2003 to present. Founder and Chief Executive Officer, Health Cost Controls America, Chicago, Illinois, 1987 to 1996; sole practitioner, Chicago, Illinois, 1984 to 1987; General Counsel for the Chicago Transit Authority, 1981 to 1984; Senior Partner, O'Halloran, LaVarre & Demaret, Northbrook, Illinois, 1978 to 1981.

PATRICK T. MCCARVILLE (61)

   Trustee of Rydex Series Funds, 1997 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; Founder and Chief Executive Officer, Par Industries, Inc., Northbrook, Illinois, 1977 to present; President and Chief Executive Officer, American Health Resources, Northbrook, Illinois, 1984 to 1986.

ROGER SOMERS (59)

   Trustee of Rydex Series Funds, 1993 to present; Trustee of Rydex Variable Trust, 1998 to present; Trustee of Rydex Dynamic Funds, 1999 to present; Trustee of Rydex ETF Trust, 2003 to present; President, Arrow Limousine, 1963 to present.

The Fund's Statement of Additional Information contains additional information about the Trustees and Officers and is available, without charge, upon request, by calling (800) 207-3390.

INVESTMENT ADVISOR
Rydex Investments

ADMINISTRATOR
The Bank of New York

CUSTODIAN
The Bank of New York

TRANSFER AGENT
The Bank of New York

DISTRIBUTOR
Rydex Distributors, Inc.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP

PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund's proxy voting policies and procedures is available, without charge and upon request, by calling (800) 820-0888. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 820-0888; or
(ii) accessing the Fund's Form N-PX on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

                      This page intentionally left blank.

[RYDEXINVESTMENTS LOGO]
ESSENTIAL FOR MODERN MARKETS(TM)


9601 BLACKWELL ROAD
SUITE 500
ROCKVILLE, MD 20850
800.820.0888
www.rydexfunds.com

ITEM 2. CODE OF ETHICS.

The Board of Trustees of the Trust has adopted a Combined Code of Ethics (the "Code") pursuant to Rule 17j-1 under the 1940 Act. The Advisor and Distributor are also covered by the Code. The Code applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. The Code is on file with the Securities and Exchange Commission, and is available to the public.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

While the members of the audit committee have many years of experience in business and finance, including working with fund financial statements and auditors, they do not feel that the background and experience of any single member would meet the qualifications necessary to be a "financial expert" as that term is defined by the Securities and Exchange Commission. Nonetheless, the committee has determined that, together, its collective financial experience and expertise makes an individual financial expert unnecessary at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d) The aggregate Audit Fees billed by PricewaterhouseCoopers LLP ("PWC"), the Trust's principal accountant, for the audit of the annual financial statements in connection with statutory and regulatory filings for the fiscal years ended October 31, 2004 and October 31, 2003 were $21,200 and $20,000, respectively. The aggregate Tax Fees billed by PWC for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended October 31, 2004 and October 31, 2003 were $14,840 and $14,000, respectively.

(e) The audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such service is required between regularly scheduled audit committee meetings, the chairman of the audit committee, J. Kenneth Dalton, is authorized to pre-approve the service with full committee approval at the next scheduled meeting. There shall be no waivers of the pre-approval process. No services described in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)-(h) Not applicable

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Rydex S&P Equal Weight ETF has a separately designated Audit Committee, which consists of the independent trustees. The audit committee members are J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, Corey A. Colehour, and Roger Somers.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 10. CONTROLS AND PROCEDURES.

a) Based on their evaluation on December 28, 2004, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex S&P Equal Weight ETF (the "Fund") believe that there were no significant deficiencies in the design or operation of the internal controls of the Fund or Rydex Investments ("RI"), the investment adviser, and The Bank of New York ("BNY"), administrator of the Fund, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Fund, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that adversely affected the ability of the Fund, or RI, or BNY, on behalf of the Fund, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Fund have identified no material weaknesses in such internal controls on behalf of the Fund. There was no fraud, whether or not material, involving officers or employees of RI, or BNY, or RD, or the Fund who have a significant role in the Fund's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that has come to the attention of the Adviser or the officers of the Fund, including its President and Treasurer.

b) There were no significant changes in the Fund and the RI's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Fund or in other factors with respect to the Fund that could have significantly affected the Fund's or the RI's internal controls during the period covered by this Form N-CSR, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Fund or the RI during such period.

ITEM 11. EXHIBITS.

(a)(1) Code of Ethics.

(a)(2) Certification of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rydex ETF Trust
            --------------------

By: /s/ Carl Verboncoeur
   ----------------------------------------------
Name:  Carl Verboncoeur

Title: President

Date:  December 28, 2004

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Carl Verboncoeur
   ----------------------------------------------

Name:  Carl Verboncoeur

Title: President

Date:  December 28, 2004

By:  /s/ Nick Bonos
   -----------------------------------------

Name:  Nick Bonos

Title: Treasurer

Date:  December 28, 2004